Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 93.4%
Advertising — 0.1%
Advantage Solutions, Inc.*	2,600	$11,258
Boston Omaha Corp., Class A*	700	10,822
Clear Channel Outdoor Holdings, Inc.*	12,200	20,130
Stagwell, Inc.*	2,700	16,794
		59,004
Aerospace & Defense — 0.9%
AAR Corp.*	1,069	64,001
AeroVironment, Inc.*	848	129,982
AerSale Corp.*	1,000	7,180
Archer Aviation, Inc., Class A*	5,000	23,100
Astronics Corp.*	795	15,137
Barnes Group, Inc.	1,565	58,140
Ducommun, Inc.*	400	20,520
Eve Holding, Inc.*	700	3,780
Joby Aviation, Inc.*	8,700	46,632
Kaman Corp.	948	43,485
Kratos Defense & Security Solutions, Inc.*	4,522	83,114
Leonardo DRS, Inc.*	2,200	48,598
Moog, Inc., Class A	891	142,248
National Presto Industries, Inc.	148	12,402
Rocket Lab USA, Inc.*	9,000	36,990
Triumph Group, Inc.*	2,200	33,088
		768,397
Agriculture — 0.3%
Alico, Inc.	200	5,856
Benson Hill, Inc.*	5,600	1,123
Dole PLC	2,300	27,439
Fresh Del Monte Produce, Inc.	1,116	28,915
Ispire Technology, Inc.*	800	4,904
Limoneira Co.	600	11,736
Tejon Ranch Co.*	725	11,172
The Andersons, Inc.	1,032	59,206
Turning Point Brands, Inc.	500	14,650
Universal Corp.	755	39,049
Vector Group Ltd.	4,857	53,233
Vital Farms, Inc.*	800	18,600
		275,883
Airlines — 0.3%
Allegiant Travel Co.	524	39,410
Frontier Group Holdings, Inc.*	1,200	9,732
Hawaiian Holdings, Inc.*	1,626	21,675
JetBlue Airways Corp.*	11,000	81,620
SkyWest, Inc.*	1,281	88,491
Spirit Airlines, Inc.	3,800	18,392
Sun Country Airlines Holdings, Inc.*	1,200	18,108
		277,428
Apparel — 0.4%
Fossil Group, Inc.*	1,700	1,734
Hanesbrands, Inc.*	11,700	67,860
Kontoor Brands, Inc.	1,800	108,450
Oxford Industries, Inc.	408	45,859
Rocky Brands, Inc.	200	5,426
	Number of Shares	Value†

Apparel — (continued)
Steven Madden Ltd.	2,273	$96,103
Torrid Holdings, Inc.*	400	1,952
Weyco Group, Inc.	200	6,376
Wolverine World Wide, Inc.	2,282	25,581
		359,341
Auto Manufacturers — 0.1%
Blue Bird Corp.*	792	30,365
Hyliion Holdings Corp.*	5,500	9,680
Nikola Corp.*	18,900	19,656
REV Group, Inc.	1,000	22,090
Wabash National Corp.	1,400	41,916
Workhorse Group, Inc.*	5,500	1,291
		124,998
Auto Parts & Equipment — 1.0%
Adient PLC*	2,900	95,468
Aeva Technologies, Inc.*	680	2,672
American Axle & Manufacturing Holdings, Inc.*	4,016	29,558
Aurora Innovation, Inc.*	11,900	33,558
Commercial Vehicle Group, Inc.*	1,200	7,716
Cooper-Standard Holdings, Inc.*	500	8,280
Dana, Inc.	4,196	53,289
Dorman Products, Inc.*	839	80,871
Douglas Dynamics, Inc.	800	19,296
Fox Factory Holding Corp.*	1,357	70,659
Gentherm, Inc.*	1,068	61,496
Holley, Inc.*	1,700	7,582
indie Semiconductor, Inc., Class A*	4,400	31,152
Luminar Technologies, Inc.*	9,100	17,927
Methode Electronics, Inc.	1,060	12,911
Microvast Holdings, Inc.*	3,100	2,595
Miller Industries, Inc.	343	17,184
SES AI Corp.*	4,800	8,064
Solid Power, Inc.*	4,500	9,135
Standard Motor Products, Inc.	700	23,485
The Goodyear Tire & Rubber Co.*	8,995	123,501
The Shyft Group, Inc.	1,200	14,904
Titan International, Inc.*	1,800	22,428
Visteon Corp.*	862	101,380
XPEL, Inc.*	700	37,814
		892,925
Banks — 7.8%
1st Source Corp.	488	25,581
ACNB Corp.	300	11,280
Alerus Financial Corp.	600	13,098
Amalgamated Financial Corp.	600	14,400
Amerant Bancorp, Inc.	900	20,961
American National Bankshares, Inc.	300	14,328
Ameris Bancorp	2,112	102,179
Ames National Corp.	300	6,054
Arrow Financial Corp.	475	11,885
Associated Banc-Corp.	4,900	105,399
Atlantic Union Bankshares Corp.	2,407	84,991

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
BancFirst Corp.	720	$63,382
Bank First Corp.	300	26,001
Bank of Hawaii Corp.	1,200	74,868
Bank of Marin Bancorp	480	8,050
Bank7 Corp.	200	5,640
BankUnited, Inc.	2,300	64,400
Bankwell Financial Group, Inc.	200	5,188
Banner Corp.	1,100	52,800
Bar Harbor Bankshares	397	10,513
BayCom Corp.	400	8,244
BCB Bancorp, Inc.	500	5,225
Blue Foundry Bancorp*	900	8,424
Blue Ridge Bankshares, Inc.	700	1,883
Bridgewater Bancshares Inc.*	700	8,148
Burke & Herbert Financial Services Corp.	200	11,206
Business First Bancshares, Inc.	800	17,824
Byline Bancorp, Inc.	900	19,548
C&F Financial Corp.	100	4,900
Cadence Bank	5,883	170,607
Cambridge Bancorp	200	13,632
Camden National Corp.	439	14,715
Capital Bancorp, Inc.	200	4,166
Capital City Bank Group, Inc.	469	12,991
Capstar Financial Holdings, Inc.	600	12,060
Carter Bankshares, Inc.*	800	10,112
Cathay General Bancorp	2,250	85,117
Central Pacific Financial Corp.	900	17,775
Central Valley Community Bancorp	400	7,956
Chemung Financial Corp.	100	4,248
ChoiceOne Financial Services, Inc.	300	8,205
Citizens & Northern Corp.	556	10,442
Citizens Financial Services, Inc.	100	4,920
City Holding Co.	445	46,378
Civista Bancshares, Inc.	600	9,228
CNB Financial Corp.	774	15,782
Coastal Financial Corp.*	400	15,548
Codorus Valley Bancorp, Inc.	400	9,104
Colony Bankcorp, Inc.	500	5,750
Community Bank System, Inc.	1,737	83,428
Community Trust Bancorp, Inc.	483	20,600
ConnectOne Bancorp, Inc.	1,060	20,670
CrossFirst Bankshares, Inc.*	1,500	20,760
Customers Bancorp, Inc.*	880	46,693
CVB Financial Corp.	4,292	76,569
Dime Community Bancshares, Inc.	1,109	21,359
Eagle Bancorp, Inc.	873	20,507
Eastern Bankshares, Inc.	4,800	66,144
Enterprise Bancorp, Inc.	313	8,129
Enterprise Financial Services Corp.	1,180	47,861
Equity Bancshares, Inc., Class A	500	17,185
Esquire Financial Holdings, Inc.	200	9,494
Evans Bancorp, Inc.	200	5,972
Farmers & Merchants Bancorp, Inc.	400	8,916
Farmers National Banc Corp.	1,100	14,696
	Number of Shares	Value†

Banks — (continued)
FB Financial Corp.	1,086	$40,899
Fidelity D&D Bancorp, Inc.	200	9,686
Financial Institutions, Inc.	440	8,281
First Bancorp	1,324	47,823
First Bancorp	5,500	96,470
First Bank	800	10,992
First Busey Corp.	1,713	41,198
First Business Financial Services, Inc.	300	11,250
First Commonwealth Financial Corp.	3,421	47,620
First Community Bankshares, Inc.	626	21,678
First Community Corp.	300	5,229
First Financial Bancorp	2,982	66,856
First Financial Bankshares, Inc.	4,204	137,933
First Financial Corp.	380	14,565
First Foundation, Inc.	1,800	13,590
First Interstate BancSystem, Inc., Class A	2,587	70,392
First Merchants Corp.	1,930	67,357
First Mid Bancshares, Inc.	700	22,876
Five Star Bancorp	500	11,250
Fulton Financial Corp.	5,103	81,087
FVCBankcorp, Inc.*	500	6,090
German American Bancorp, Inc.	838	29,028
Glacier Bancorp, Inc.	3,599	144,968
Great Southern Bancorp, Inc.	271	14,856
Guaranty Bancshares, Inc.	330	10,019
Hancock Whitney Corp.	2,778	127,899
Hanmi Financial Corp.	1,113	17,719
HarborOne Bancorp, Inc.	1,177	12,547
HBT Financial, Inc.	400	7,616
Heartland Financial USA, Inc.	1,417	49,808
Heritage Commerce Corp.	1,900	16,302
Heritage Financial Corp.	1,230	23,850
Hilltop Holdings, Inc.	1,542	48,295
Home BancShares, Inc.	5,935	145,823
HomeStreet, Inc.	600	9,030
Hope Bancorp, Inc.	3,567	41,056
Horizon Bancorp, Inc.	1,350	17,321
Independent Bank Corp.	1,460	75,949
Independent Bank Corp.	600	15,210
Independent Bank Group, Inc.	1,150	52,498
International Bancshares Corp.	1,725	96,841
John Marshall Bancorp, Inc.	400	7,168
Kearny Financial Corp.	1,645	10,594
Lakeland Bancorp, Inc.	2,111	25,543
Lakeland Financial Corp.	791	52,459
LCNB Corp.	400	6,376
Live Oak Bancshares, Inc.	1,100	45,661
Macatawa Bank Corp.	800	7,832
MainStreet Bancshares, Inc.	300	5,448
Mercantile Bank Corp.	500	19,245
Merchants Bancorp	500	21,590
Metrocity Bankshares, Inc.	600	14,976
Metropolitan Bank Holding Corp.*	300	11,550
Mid Penn Bancorp, Inc.	400	8,004

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Middlefield Banc Corp.	300	$7,164
Midland States Bancorp, Inc.	700	17,591
MidWestOne Financial Group, Inc.	400	9,376
MVB Financial Corp.	400	8,924
National Bank Holdings Corp., Class A	1,100	39,677
National Bankshares, Inc.	200	6,682
NBT Bancorp, Inc.	1,469	53,883
NewtekOne, Inc.	900	9,900
Nicolet Bankshares, Inc.	400	34,396
Northeast Bank	200	11,068
Northeast Community Bancorp, Inc.	500	7,865
Northrim BanCorp, Inc.	200	10,102
Norwood Financial Corp.	300	8,163
Oak Valley Bancorp	300	7,434
OFG Bancorp	1,410	51,902
Old National Bancorp	9,257	161,164
Old Second Bancorp, Inc.	1,400	19,376
Orange County Bancorp, Inc.	200	9,200
Origin Bancorp, Inc.	1,000	31,240
Orrstown Financial Services, Inc.	400	10,708
Park National Corp.	444	60,317
Parke Bancorp, Inc.	300	5,168
Pathward Financial, Inc.	800	40,384
PCB Bancorp	400	6,532
Peapack-Gladstone Financial Corp.	636	15,474
Penns Woods Bancorp, Inc.	300	5,823
Peoples Bancorp, Inc.	1,091	32,305
Peoples Financial Services Corp.	200	8,622
Pioneer Bancorp, Inc.*	500	4,905
Plumas Bancorp	200	7,358
Ponce Financial Group, Inc.*	800	7,120
Preferred Bank	400	30,708
Premier Financial Corp.	1,131	22,959
Primis Financial Corp.	500	6,085
Princeton Bancorp, Inc.	200	6,156
QCR Holdings, Inc.	500	30,370
RBB Bancorp	400	7,204
Red River Bancshares, Inc.	200	9,958
Renasant Corp.	1,835	57,472
Republic Bancorp, Inc., Class A	287	14,637
S&T Bancorp, Inc.	1,181	37,886
Sandy Spring Bancorp, Inc.	1,450	33,611
Seacoast Banking Corp of Florida	2,796	70,990
ServisFirst Bancshares, Inc.	1,600	106,176
Shore Bancshares, Inc.	1,065	12,248
Sierra Bancorp	412	8,322
Simmons First National Corp., Class A	3,896	75,816
SmartFinancial, Inc.	600	12,642
South Plains Financial, Inc.	400	10,704
Southern First Bancshares, Inc.*	300	9,528
Southern States Bancshares, Inc.	300	7,776
Southside Bancshares, Inc.	971	28,382
SouthState Corp.	2,427	206,368
Stellar Bancorp, Inc.	1,492	36,345
Sterling Bancorp, Inc.*	600	3,096
	Number of Shares	Value†

Banks — (continued)
Stock Yards Bancorp, Inc.	867	$42,405
Summit Financial Group, Inc.	402	10,918
Texas Capital Bancshares, Inc.*	1,500	92,325
The Bancorp, Inc.*	1,612	53,938
The Bank of NT Butterfield & Son Ltd.	1,600	51,184
The First Bancorp, Inc.	234	5,766
The First Bancshares, Inc.	1,000	25,950
The First of Long Island Corp.	689	7,641
Third Coast Bancshares, Inc.*	500	10,010
Tompkins Financial Corp.	458	23,033
Towne Bank	2,277	63,893
TriCo Bancshares	998	36,706
Triumph Financial, Inc.*	700	55,524
TrustCo Bank Corp.	650	18,304
Trustmark Corp.	2,030	57,063
UMB Financial Corp.	1,381	120,133
United Bankshares, Inc.	4,160	148,886
United Community Banks, Inc.	3,671	96,621
Unity Bancorp, Inc.	200	5,520
Univest Financial Corp.	987	20,549
USCB Financial Holdings, Inc.	400	4,560
Valley National Bancorp	13,983	111,305
Veritex Holdings, Inc.	1,553	31,821
Virginia National Bankshares Corp.	200	6,020
Walker & Dunlop, Inc.	1,040	105,102
Washington Trust Bancorp, Inc.	570	15,322
WesBanco, Inc.	1,830	54,552
West BanCorp, Inc.	478	8,523
Westamerica BanCorp	873	42,672
		6,681,830
Beverages — 0.4%
BRC, Inc., Class A*	800	3,424
Coca-Cola Consolidated, Inc.	150	126,961
MGP Ingredients, Inc.	500	43,065
National Beverage Corp.*	784	37,209
Primo Water Corp.	4,900	89,229
The Duckhorn Portfolio, Inc.*	1,600	14,896
The Vita Coco Co., Inc.*	1,200	29,316
Westrock Coffee Co.*	1,100	11,363
Zevia PBC, Class A*	1,100	1,287
		356,750
Biotechnology — 7.4%
2seventy bio, Inc.*	1,433	7,667
4D Molecular Therapeutics, Inc.*	1,200	38,232
89bio, Inc.*	2,200	25,608
Aadi Bioscience, Inc.*	500	1,170
ACADIA Pharmaceuticals, Inc.*	4,000	73,960
Acrivon Therapeutics, Inc.*	400	2,860
Actinium Pharmaceuticals, Inc.*	1,000	7,830
Adicet Bio, Inc.*	900	2,115
ADMA Biologics, Inc.*	6,500	42,900
Aerovate Therapeutics, Inc.*	300	8,871
Agenus, Inc.*	10,100	5,858
Akero Therapeutics, Inc.*	2,000	50,520

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Aldeyra Therapeutics, Inc.*	1,800	$5,886
Allakos, Inc.*	2,533	3,192
Allogene Therapeutics, Inc.*	2,800	12,516
Allovir, Inc.*	1,000	755
Alpine Immune Sciences, Inc.*	1,200	47,568
Altimmune, Inc.*	1,900	19,342
ALX Oncology Holdings, Inc.*	600	6,690
Amicus Therapeutics, Inc.*	9,100	107,198
AnaptysBio, Inc.*	500	11,260
Anavex Life Sciences Corp.*	2,500	12,725
ANI Pharmaceuticals, Inc.*	500	34,565
Annexon, Inc.*	1,800	12,906
Apogee Therapeutics, Inc.*	1,300	86,385
Arbutus Biopharma Corp.*	4,800	12,384
Arcellx, Inc.*	1,200	83,460
Arcturus Therapeutics Holdings, Inc.*	700	23,639
Arcus Biosciences, Inc.*	1,800	33,984
Arcutis Biotherapeutics, Inc.*	2,800	27,748
Ardelyx, Inc.*	7,700	56,210
ArriVent Biopharma, Inc.*	400	7,144
Arrowhead Pharmaceuticals, Inc.*	3,800	108,680
ARS Pharmaceuticals, Inc.*	1,000	10,220
Astria Therapeutics, Inc.*	1,600	22,520
Atara Biotherapeutics, Inc.*	2,928	2,032
Atea Pharmaceuticals, Inc.*	2,800	11,312
Aura Biosciences, Inc.*	800	6,280
Aurinia Pharmaceuticals, Inc.*	4,500	22,545
Avid Bioservices, Inc.*	2,100	14,070
Avidity Biosciences, Inc.*	2,300	58,696
Axsome Therapeutics, Inc.*	1,100	87,780
Beam Therapeutics, Inc.*	2,400	79,296
BioAtla, Inc.*	1,800	6,192
BioCryst Pharmaceuticals, Inc.*	6,500	33,020
Biohaven Ltd.*	2,161	118,185
Biomea Fusion, Inc.*	700	10,465
Bluebird Bio, Inc.*	4,200	5,376
Blueprint Medicines Corp.*	1,900	180,234
Bridgebio Pharma, Inc.*	3,755	116,105
Cabaletta Bio, Inc.*	1,000	17,060
Cara Therapeutics, Inc.*	1,500	1,365
Cargo Therapeutics, Inc.*	700	15,624
Caribou Biosciences, Inc.*	3,000	15,420
Carisma Therapeutics, Inc.*	1,000	2,270
Cartesian Therapeutics, Inc.*	4,800	3,120
Cassava Sciences, Inc.*	1,400	28,406
Celcuity, Inc.*	700	15,120
Celldex Therapeutics, Inc.*	2,000	83,940
Century Therapeutics, Inc.*	800	3,344
Cerevel Therapeutics Holdings, Inc.*	2,200	92,994
CG oncology, Inc.*	700	30,730
Cogent Biosciences, Inc.*	2,900	19,488
Compass Therapeutics, Inc.*	3,500	6,930
Crinetics Pharmaceuticals, Inc.*	2,100	98,301
Cue Biopharma, Inc.*	1,400	2,646
Cullinan Oncology, Inc.*	600	10,224
	Number of Shares	Value†

Biotechnology — (continued)
Cytek Biosciences, Inc.*	4,000	$26,840
Cytokinetics, Inc.*	3,000	210,330
Day One Biopharmaceuticals, Inc.*	1,900	31,388
Deciphera Pharmaceuticals, Inc.*	1,700	26,741
Denali Therapeutics, Inc.*	3,900	80,028
Design Therapeutics, Inc.*	1,300	5,239
Disc Medicine, Inc.*	300	18,678
Dynavax Technologies Corp.*	4,020	49,888
Dyne Therapeutics, Inc.*	1,900	53,941
Edgewise Therapeutics, Inc.*	1,800	32,832
Editas Medicine, Inc.*	2,500	18,550
Emergent BioSolutions, Inc.*	1,758	4,448
Entrada Therapeutics, Inc.*	800	11,336
Erasca, Inc.*	2,400	4,944
Evolus, Inc.*	1,200	16,800
EyePoint Pharmaceuticals, Inc.*	1,300	26,871
Fate Therapeutics, Inc.*	2,900	21,286
FibroGen, Inc.*	3,200	7,520
Genelux Corp.*	600	3,858
Generation Bio Co.*	1,300	5,291
Geron Corp.*	16,340	53,922
Guardant Health, Inc.*	3,700	76,331
Halozyme Therapeutics, Inc.*	4,189	170,409
Harvard Bioscience, Inc.*	1,500	6,360
HilleVax, Inc.*	800	13,304
Humacyte, Inc.*	2,000	6,220
Ideaya Biosciences, Inc.*	2,100	92,148
IGM Biosciences, Inc.*	300	2,895
Ikena Oncology, Inc.*	900	1,278
ImmunityBio, Inc.*	3,800	20,406
Immunovant, Inc.*	1,700	54,927
Inhibrx, Inc.*	1,100	38,456
Innoviva, Inc.*	1,700	25,908
Inozyme Pharma, Inc.*	1,300	9,958
Insmed, Inc.*	4,400	119,372
Intellia Therapeutics, Inc.*	2,800	77,028
Intra-Cellular Therapies, Inc.*	3,000	207,600
Iovance Biotherapeutics, Inc.*	7,400	109,668
iTeos Therapeutics, Inc.*	700	9,548
Janux Therapeutics, Inc.*	500	18,825
Karyopharm Therapeutics, Inc.*	2,500	3,775
Keros Therapeutics, Inc.*	800	52,960
Kezar Life Sciences, Inc.*	1,800	1,623
Kiniksa Pharmaceuticals Ltd., Class A*	1,000	19,730
Kodiak Sciences, Inc.*	1,100	5,786
Krystal Biotech, Inc.*	694	123,483
Kymera Therapeutics, Inc.*	1,200	48,240
Larimar Therapeutics, Inc.*	600	4,554
LENZ Therapeutics, Inc.	185	4,147
Lexeo Therapeutics, Inc.*	500	7,840
Lexicon Pharmaceuticals, Inc.*	2,560	6,144
Ligand Pharmaceuticals, Inc.*	521	38,085
Lineage Cell Therapeutics, Inc.*	5,100	7,548
Liquidia Corp.*	1,600	23,600
MacroGenics, Inc.*	1,900	27,968

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
MeiraGTx Holdings PLC*	1,100	$6,677
Merrimack Pharmaceuticals, Inc.*	400	5,908
Mersana Therapeutics, Inc.*	3,400	15,232
Mineralys Therapeutics, Inc.*	400	5,164
Monte Rosa Therapeutics, Inc.*	1,100	7,755
Mural Oncology PLC*	560	2,738
Myriad Genetics, Inc.*	2,700	57,564
NeoGenomics, Inc.*	4,000	62,880
Neumora Therapeutics, Inc.*	600	8,250
NGM Biopharmaceuticals, Inc.*	1,200	1,908
Nkarta, Inc.*	800	8,648
Novavax, Inc.*	3,200	15,296
Nurix Therapeutics, Inc.*	1,600	23,520
Nuvalent, Inc., Class A*	800	60,072
Nuvation Bio, Inc.*	3,800	13,832
Olema Pharmaceuticals, Inc.*	1,000	11,320
Omega Therapeutics, Inc.*	1,000	3,650
Omeros Corp.*	2,300	7,935
Organogenesis Holdings, Inc.*	2,500	7,100
Ovid therapeutics, Inc.*	2,300	7,015
PDS Biotechnology Corp.*	1,100	4,356
PepGen, Inc.*	100	1,470
Phathom Pharmaceuticals, Inc.*	700	7,434
Pliant Therapeutics, Inc.*	2,000	29,800
Poseida Therapeutics, Inc.*	2,800	8,932
Precigen, Inc.*	3,300	4,785
Prime Medicine, Inc.*	1,500	10,500
ProKidney Corp.*	1,500	2,460
Protalix BioTherapeutics, Inc.*	2,300	2,898
Prothena Corp. PLC*	1,400	34,678
PTC Therapeutics, Inc.*	2,200	63,998
Rallybio Corp.*	1,400	2,590
RAPT Therapeutics, Inc.*	1,000	8,980
Recursion Pharmaceuticals, Inc., Class A*	4,300	42,871
REGENXBIO, Inc.*	1,400	29,498
Relay Therapeutics, Inc.*	3,000	24,900
Replimune Group, Inc.*	1,300	10,621
REVOLUTION Medicines, Inc.*	4,401	141,844
Rigel Pharmaceuticals, Inc.*	6,290	9,309
Rocket Pharmaceuticals, Inc.*	1,900	51,186
Sage Therapeutics, Inc.*	1,800	33,732
Sana Biotechnology, Inc.*	2,800	28,000
Sangamo Therapeutics, Inc.*	4,103	2,750
Savara, Inc.*	3,000	14,940
Scholar Rock Holding Corp.*	1,800	31,968
Scilex Holding Co.*	1,931	3,070
Seer, Inc.*	2,000	3,800
SpringWorks Therapeutics, Inc.*	2,200	108,284
Stoke Therapeutics, Inc.*	700	9,450
Sutro Biopharma, Inc.*	2,134	12,057
Syndax Pharmaceuticals, Inc.*	2,600	61,880
Tango Therapeutics, Inc.*	1,500	11,910
Tarsus Pharmaceuticals, Inc.*	1,000	36,350
Tela Bio, Inc.*	600	3,402
	Number of Shares	Value†

Biotechnology — (continued)
Tenaya Therapeutics, Inc.*	1,500	$7,845
Terns Pharmaceuticals, Inc.*	1,600	10,496
TG Therapeutics, Inc.*	4,400	66,924
Theravance Biopharma, Inc.*	1,600	14,352
Third Harmonic Bio, Inc.*	600	5,664
Travere Therapeutics, Inc.*	2,300	17,733
Tyra Biosciences, Inc.*	500	8,200
UroGen Pharma Ltd.*	1,000	15,000
Vaxxinity, Inc., Class A*	1,900	1,363
Ventyx Biosciences, Inc.*	1,500	8,250
Vera Therapeutics, Inc.*	1,300	56,056
Veracyte, Inc.*	2,300	50,968
Vericel Corp.*	1,500	78,030
Verve Therapeutics, Inc.*	2,300	30,544
Vigil Neuroscience, Inc.*	700	2,387
Viking Therapeutics, Inc.*	3,300	270,600
Vir Biotechnology, Inc.*	2,500	25,325
Viridian Therapeutics, Inc.*	1,400	24,514
Vor BioPharma, Inc.*	1,500	3,555
WaVe Life Sciences Ltd.*	2,300	14,191
X4 Pharmaceuticals, Inc.*	4,800	6,672
Xencor, Inc.*	1,900	42,047
XOMA Corp.*	300	7,215
Zentalis Pharmaceuticals, Inc.*	1,800	28,368
Zevra Therapeutics, Inc.*	1,400	8,120
Zura Bio Ltd.*	300	771
Zymeworks, Inc.*	1,600	16,832
		6,369,182
Building Materials — 2.4%
AAON, Inc.	2,177	191,794
American Woodmark Corp.*	469	47,679
Apogee Enterprises, Inc.	743	43,986
Aspen Aerogels, Inc.*	1,600	28,160
Boise Cascade Co.	1,300	199,381
Gibraltar Industries, Inc.*	1,001	80,610
Griffon Corp.	1,256	92,115
JELD-WEN Holding, Inc.*	2,700	57,321
Knife River Corp.*	1,800	145,944
LSI Industries, Inc.	1,000	15,120
Masonite International Corp.*	700	92,015
Masterbrand, Inc.*	4,000	74,960
Modine Manufacturing Co.*	1,577	150,115
Simpson Manufacturing Co., Inc.	1,379	282,943
SmartRent, Inc.*	6,700	17,956
SPX Technologies, Inc.*	1,400	172,382
Summit Materials, Inc., Class A*	3,874	172,664
UFP Industries, Inc.	1,849	227,445
		2,092,590
Chemicals — 1.9%
AdvanSix, Inc.	900	25,740
American Vanguard Corp.	778	10,075
Arcadium Lithium PLC*	32,584	140,437
Avient Corp.	2,955	128,247
Balchem Corp.	1,030	159,599

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Cabot Corp.	1,700	$156,740
Codexis, Inc.*	2,000	6,980
Danimer Scientific, Inc.*	3,200	3,488
Ecovyst, Inc.*	3,000	33,450
H.B. Fuller Co.	1,680	133,963
Hawkins, Inc.	598	45,927
Ingevity Corp.*	1,200	57,240
Innospec, Inc.	800	103,152
Intrepid Potash, Inc.*	370	7,718
Koppers Holdings, Inc.	620	34,205
Kronos Worldwide, Inc.	900	10,620
Lightwave Logic, Inc.*	3,700	17,316
Mativ Holdings, Inc.	1,655	31,031
Minerals Technologies, Inc.	1,028	77,388
Oil-Dri Corp of America	100	7,456
Origin Materials, Inc.*	3,500	1,785
Orion S.A.	1,700	39,984
Perimeter Solutions S.A.*	4,600	34,132
Quaker Chemical Corp.	445	91,336
Rayonier Advanced Materials, Inc.*	1,900	9,082
Rogers Corp.*	577	68,484
Sensient Technologies Corp.	1,358	93,960
Stepan Co.	676	60,867
Trinseo PLC	1,200	4,536
Tronox Holdings PLC	3,700	64,195
Valhi, Inc.	100	1,718
		1,660,851
Coal — 0.6%
Alpha Metallurgical Resources, Inc.	369	122,202
Arch Resources, Inc.	578	92,936
CONSOL Energy, Inc.	1,009	84,514
Hallador Energy Co.*	900	4,797
NACCO Industries, Inc., Class A	100	3,020
Peabody Energy Corp.	3,600	87,336
Ramaco Resources, Inc., Class A	700	11,788
Ramaco Resources, Inc., Class B	140	1,757
SunCoke Energy, Inc.	2,641	29,764
Warrior Met Coal, Inc.	1,700	103,190
		541,304
Commercial Services — 5.3%
2U, Inc.*	2,900	1,130
ABM Industries, Inc.	1,939	86,518
Acacia Research Corp.*	1,500	7,995
Adtalem Global Education, Inc.*	1,300	66,820
AirSculpt Technologies, Inc.*	300	1,842
Alarm.com Holdings, Inc.*	1,500	108,705
Alight, Inc., Class A*	13,300	131,005
Alta Equipment Group, Inc.	700	9,065
AMN Healthcare Services, Inc.*	1,209	75,575
API Group Corp.*	6,600	259,182
Arlo Technologies, Inc.*	3,033	38,367
Bakkt Holdings, Inc.*	1,900	874
Barrett Business Services, Inc.	230	29,146
BrightView Holdings, Inc.*	1,415	16,838
	Number of Shares	Value†

Commercial Services — (continued)
Cadiz, Inc.*	1,600	$4,640
Carriage Services, Inc.	500	13,520
Cass Information Systems, Inc.	498	23,989
CBIZ, Inc.*	1,540	120,890
Chegg, Inc.*	3,800	28,766
Cimpress PLC*	560	49,566
Cipher Mining, Inc.*	800	4,120
Cleanspark, Inc.*	6,200	131,502
CompoSecure, Inc., Class A*	700	5,061
CoreCivic, Inc.*	3,800	59,318
CorVel Corp.*	279	73,366
Coursera, Inc.*	4,300	60,286
CPI Card Group, Inc.*	200	3,572
CRA International, Inc.	174	26,027
Cross Country Healthcare, Inc.*	1,084	20,292
Custom Truck One Source, Inc.*	2,100	12,222
Deluxe Corp.	1,507	31,029
Distribution Solutions Group, Inc.*	242	8,586
Ennis, Inc.	858	17,598
European Wax Center, Inc., Class A*	1,000	12,980
EVERTEC, Inc.	2,139	85,346
First Advantage Corp.	1,700	27,574
FiscalNote Holdings, Inc.*	2,500	3,325
Flywire Corp.*	3,500	86,835
Forrester Research, Inc.*	375	8,085
Franklin Covey Co.*	397	15,586
Graham Holdings Co., Class B	113	86,748
Green Dot Corp., Class A*	1,440	13,435
Healthcare Services Group, Inc.*	2,580	32,198
Heidrick & Struggles International, Inc.	569	19,153
Herc Holdings, Inc.	910	153,153
HireQuest, Inc.	200	2,590
Huron Consulting Group, Inc.*	528	51,015
I3 Verticals, Inc., Class A*	800	18,312
ICF International, Inc.	598	90,077
Information Services Group, Inc.	1,200	4,848
Insperity, Inc.	1,113	121,996
John Wiley & Sons, Inc., Class A	1,200	45,756
Kelly Services, Inc., Class A	914	22,887
Kforce, Inc.	586	41,325
Korn Ferry	1,690	111,134
Laureate Education, Inc., Class A	4,100	59,737
Legalzoom.com, Inc.*	4,300	57,362
Lincoln Educational Services Corp.*	1,000	10,330
LiveRamp Holdings, Inc.*	1,967	67,861
Marathon Digital Holdings, Inc.*	7,000	158,060
MarketWise, Inc.	1,500	2,595
Marqeta, Inc., Class A*	15,500	92,380
Matthews International Corp., Class A	1,005	31,235
Medifast, Inc.	376	14,408
Monro, Inc.	1,037	32,707
National Research Corp.	487	19,290
Payoneer Global, Inc.*	8,600	41,796
Paysafe Ltd.*	917	14,479
Perdoceo Education Corp.	2,000	35,120

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Performant Financial Corp.*	2,600	$7,644
Priority Technology Holdings, Inc.*	600	1,962
PROG Holdings, Inc.	1,367	47,079
Progyny, Inc.*	2,600	99,190
Quad/Graphics, Inc.	1,100	5,841
Remitly Global, Inc.*	4,400	91,256
Rent the Runway, Inc., Class A*	2,000	691
Repay Holdings Corp.*	2,500	27,500
Resources Connection, Inc.	1,222	16,082
Riot Platforms, Inc.*	6,000	73,440
Sabre Corp.*	11,400	27,588
SoundThinking, Inc.*	300	4,764
SP Plus Corp.*	593	30,966
Sterling Check Corp.*	900	14,472
StoneCo Ltd., Class A*	9,400	156,134
Strategic Education, Inc.	699	72,780
Stride, Inc.*	1,352	85,244
Target Hospitality Corp.*	1,100	11,957
Terawulf, Inc.*	3,800	9,994
The Aaron's Co., Inc.	1,100	8,250
The Brink's Co.	1,410	130,256
The GEO Group, Inc.*	3,752	52,978
The Hackett Group, Inc.	816	19,829
Transcat, Inc.*	200	22,286
TriNet Group, Inc.	1,022	135,405
TrueBlue, Inc.*	1,076	13,472
Udemy, Inc.*	2,800	30,744
Universal Technical Institute, Inc.*	1,100	17,534
Upbound Group, Inc.	1,753	61,723
V2X, Inc.*	400	18,684
Viad Corp.*	671	26,498
Willdan Group, Inc.*	300	8,697
WW International, Inc.*	1,700	3,145
ZipRecruiter, Inc., Class A*	2,300	26,427
		4,579,642
Computers — 3.9%
3D Systems Corp.*	4,000	17,760
ASGN, Inc.*	1,452	152,111
Cantaloupe, Inc.*	2,000	12,860
Conduent, Inc.*	5,800	19,604
Corsair Gaming, Inc.*	1,000	12,340
Cricut, Inc., Class A	1,700	8,092
Desktop Metal, Inc., Class A*	9,584	8,434
ExlService Holdings, Inc.*	5,088	161,798
Grid Dynamics Holdings, Inc.*	1,700	20,893
Insight Enterprises, Inc.*	887	164,556
Integral Ad Science Holding Corp.*	2,400	23,928
Maximus, Inc.	1,914	160,585
Mitek Systems, Inc.*	1,500	21,150
NetScout Systems, Inc.*	2,065	45,100
NextNav, Inc.*	1,600	10,528
OneSpan, Inc.*	1,305	15,177
PAR Technology Corp.*	900	40,824
Parsons Corp.*	1,300	107,835
	Number of Shares	Value†

Computers — (continued)
PlayAGS, Inc.*	1,000	$8,980
Qualys, Inc.*	1,176	196,239
Rapid7, Inc.*	1,900	93,176
Rimini Street, Inc.*	1,800	5,868
Super Micro Computer, Inc.*	1,624	1,640,289
System1, Inc.*	1,100	2,156
Tenable Holdings, Inc.*	3,700	182,891
Thoughtworks Holding, Inc.*	3,400	8,602
TTEC Holdings, Inc.	607	6,295
Unisys Corp.*	2,324	11,411
Varonis Systems, Inc.*	3,514	165,755
Velo3D, Inc.*	1,800	820
Vuzix Corp.*	2,000	2,420
		3,328,477
Cosmetics & Personal Care — 0.6%
Edgewell Personal Care Co.	1,600	61,824
elf Beauty, Inc.*	1,737	340,504
Inter Parfums, Inc.	570	80,091
The Beauty Health Co.*	2,900	12,876
Waldencast PLC, Class A*	1,000	6,500
		501,795
Distribution & Wholesale — 0.7%
A-Mark Precious Metals, Inc.	600	18,414
EVI Industries, Inc.	200	4,980
G-III Apparel Group Ltd.*	1,308	37,945
Global Industrial Co.	462	20,688
H&E Equipment Services, Inc.	1,059	67,967
Hudson Technologies, Inc.*	1,400	15,414
MRC Global, Inc.*	2,900	36,453
OPENLANE, Inc.*	3,300	57,090
Resideo Technologies, Inc.*	4,700	105,374
Rush Enterprises, Inc., Class A	1,903	101,849
Rush Enterprises, Inc., Class B	225	11,990
ScanSource, Inc.*	781	34,395
ThredUp, Inc., Class A*	1,900	3,800
Titan Machinery, Inc.*	723	17,938
VSE Corp.	408	32,640
		566,937
Diversified Financial Services — 2.8%
AlTi Global, Inc.*	900	5,094
Artisan Partners Asset Management, Inc., Class A	2,000	91,540
AssetMark Financial Holdings, Inc.*	700	24,787
Atlanticus Holdings Corp.*	200	5,918
B Riley Financial, Inc.	600	12,702
BGC Group, Inc., Class A	11,800	91,686
Bit Digital, Inc.*	2,800	8,036
Bread Financial Holdings, Inc.	1,600	59,584
Brightsphere Investment Group, Inc.	1,126	25,718
Brookfield Business Corp., Class A	800	19,312
Calamos Asset Management, Inc., Class A(1),*	469	0
Cohen & Steers, Inc.	817	62,819

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
Columbia Financial, Inc.*	1,100	$18,931
Consumer Portfolio Services, Inc.*	500	3,780
Diamond Hill Investment Group, Inc.	107	16,496
Enact Holdings, Inc.	1,000	31,180
Encore Capital Group, Inc.*	797	36,351
Enova International, Inc.*	913	57,364
Federal Agricultural Mortgage Corp., Class C	300	59,064
Finance Of America Cos., Inc., Class A*	1,300	956
First Western Financial, Inc.*	300	4,374
Forge Global Holdings, Inc.*	4,300	8,299
FTAI Aviation Ltd.	3,200	215,360
GCM Grosvenor, Inc., Class A	1,200	11,592
Hamilton Lane, Inc., Class A	1,100	124,036
International Money Express, Inc.*	900	20,547
LendingClub Corp.*	3,560	31,292
LendingTree, Inc.*	377	15,962
Moelis & Co., Class A	2,100	119,217
Mr. Cooper Group, Inc.*	2,092	163,071
Navient Corp.	2,800	48,720
Nelnet, Inc., Class A	399	37,765
NerdWallet, Inc., Class A*	900	13,230
Ocwen Financial Corp.*	200	5,402
Pagseguro Digital Ltd., Class A*	6,200	88,536
Paysign, Inc.*	1,500	5,490
PennyMac Financial Services, Inc.	800	72,872
Perella Weinberg Partners	1,500	21,195
Piper Sandler Cos.	563	111,750
PJT Partners, Inc., Class A	700	65,982
PRA Group, Inc.*	1,148	29,940
Radian Group, Inc.	4,803	160,757
Regional Management Corp.	300	7,263
Security National Financial Corp., Class A*	525	4,153
Silvercrest Asset Management Group, Inc., Class A	300	4,743
StepStone Group, Inc., Class A	1,800	64,332
StoneX Group, Inc.*	889	62,461
Upstart Holdings, Inc.*	2,400	64,536
Velocity Financial, Inc.*	400	7,200
Victory Capital Holdings, Inc., Class A	800	33,944
Virtus Investment Partners, Inc.	214	53,068
WisdomTree, Inc.	4,200	38,598
World Acceptance Corp.*	149	21,602
		2,368,607
Electric — 1.2%
ALLETE, Inc.	1,851	110,394
Altus Power, Inc.*	2,000	9,560
Ameresco, Inc., Class A*	1,100	26,543
Avista Corp.	2,439	85,414
Black Hills Corp.	2,148	117,281
FTC Solar, Inc.*	1,600	862
Genie Energy Ltd., Class B	600	9,048
MGE Energy, Inc.	1,142	89,898
	Number of Shares	Value†

Electric — (continued)
Northwestern Energy Group, Inc.	1,980	$100,841
Ormat Technologies, Inc.	1,700	112,523
Otter Tail Corp.	1,292	111,629
PNM Resources, Inc.	2,810	105,769
Portland General Electric Co.	3,256	136,752
Unitil Corp.	563	29,473
		1,045,987
Electrical Components & Equipment — 0.8%
Belden, Inc.	1,355	125,486
Blink Charging Co.*	1,800	5,418
Encore Wire Corp.	470	123,507
Energizer Holdings, Inc.	2,200	64,768
EnerSys	1,323	124,971
ESS Tech, Inc.*	2,600	1,881
Insteel Industries, Inc.	591	22,588
nLight, Inc.*	1,400	18,200
Novanta, Inc.*	1,130	197,490
Powell Industries, Inc.	311	44,255
		728,564
Electronics — 2.2%
Advanced Energy Industries, Inc.	1,193	121,662
Akoustis Technologies, Inc.*	2,000	1,182
Allient, Inc.	300	10,704
Atkore, Inc.	1,200	228,432
Atmus Filtration Technologies, Inc.*	2,700	87,075
Badger Meter, Inc.	956	154,691
Bel Fuse, Inc., Class B	300	18,093
Benchmark Electronics, Inc.	1,113	33,401
Comtech Telecommunications Corp.*	952	3,265
CTS Corp.	963	45,059
Enovix Corp.*	4,600	36,846
ESCO Technologies, Inc.	825	88,316
Evolv Technologies Holdings, Inc.*	4,100	18,245
FARO Technologies, Inc.*	620	13,336
GoPro, Inc., Class A*	4,300	9,589
Itron, Inc.*	1,400	129,528
Kimball Electronics, Inc.*	733	15,870
Knowles Corp.*	2,852	45,917
Mesa Laboratories, Inc.	186	20,410
MicroVision, Inc.*	6,300	11,592
Mirion Technologies, Inc.*	6,500	73,905
Napco Security Technologies, Inc.	1,000	40,160
NEXTracker, Inc., Class A*	4,000	225,080
NVE Corp.	100	9,018
OSI Systems, Inc.*	498	71,124
Plexus Corp.*	903	85,623
Sanmina Corp.*	1,726	107,323
SKYX Platforms Corp.*	2,300	3,013
Stoneridge, Inc.*	873	16,098
TTM Technologies, Inc.*	3,429	53,664
Turtle Beach Corp.*	500	8,620
Vicor Corp.*	722	27,609
Vishay Intertechnology, Inc.	4,100	92,988
		1,907,438

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Energy-Alternate Sources — 0.4%
Array Technologies, Inc.*	4,700	$70,077
Energy Vault Holdings, Inc.*	2,500	4,475
Eos Energy Enterprises, Inc.*	4,000	4,120
Fluence Energy, Inc.*	1,900	32,946
FuelCell Energy, Inc.*	14,600	17,374
FutureFuel Corp.	800	6,440
Gevo, Inc.*	6,400	4,920
Green Plains, Inc.*	1,967	45,477
Maxeon Solar Technologies Ltd.*	900	2,997
Montauk Renewables, Inc.*	2,100	8,736
REX American Resources Corp.*	476	27,946
Shoals Technologies Group, Inc., Class A*	5,700	63,726
Stem, Inc.*	5,000	10,950
Sunnova Energy International, Inc.*	3,500	21,455
SunPower Corp.*	2,800	8,400
TPI Composites, Inc.*	1,400	4,074
		334,113
Engineering & Construction — 1.9%
908 Devices, Inc.*	800	6,040
Arcosa, Inc.	1,500	128,790
Bowman Consulting Group Ltd.*	400	13,916
Comfort Systems USA, Inc.	1,138	361,554
Concrete Pumping Holdings, Inc.*	1,100	8,690
Construction Partners, Inc., Class A*	1,300	72,995
Dycom Industries, Inc.*	900	129,177
Exponent, Inc.	1,580	130,650
Fluor Corp.*	4,600	194,488
Frontdoor, Inc.*	2,500	81,450
Granite Construction, Inc.	1,433	81,867
Great Lakes Dredge & Dock Corp.*	2,351	20,571
IES Holdings, Inc.*	200	24,328
Iteris, Inc.*	1,700	8,398
Latham Group, Inc.*	1,500	5,940
Limbach Holdings, Inc.*	300	12,426
Mistras Group, Inc.*	800	7,648
MYR Group, Inc.*	510	90,143
NV5 Global, Inc.*	454	44,497
Primoris Services Corp.	1,690	71,943
Sterling Infrastructure, Inc.*	900	99,279
Tutor Perini Corp.*	1,397	20,201
		1,614,991
Entertainment — 1.2%
Accel Entertainment, Inc.*	1,600	18,864
Atlanta Braves Holdings, Inc., Class A*	300	12,570
Atlanta Braves Holdings, Inc., Class C*	1,500	58,590
Bally's Corp.*	950	13,243
Cinemark Holdings, Inc.*	3,400	61,098
Everi Holdings, Inc.*	2,700	27,135
Golden Entertainment, Inc.	700	25,781
IMAX Corp.*	1,500	24,255
International Game Technology PLC	3,600	81,324
Light & Wonder, Inc.*	2,900	296,061
	Number of Shares	Value†

Entertainment — (continued)
Lions Gate Entertainment Corp., Class A*	1,900	$18,905
Lions Gate Entertainment Corp., Class B*	3,600	33,516
Loop Media, Inc.*	1,600	586
Madison Square Garden Entertainment Corp.*	1,237	48,503
Monarch Casino & Resort, Inc.	385	28,871
RCI Hospitality Holdings, Inc.	300	17,400
Red Rock Resorts, Inc., Class A	1,500	89,730
Reservoir Media, Inc.*	700	5,551
Rush Street Interactive, Inc.*	1,800	11,718
Six Flags Entertainment Corp.*	2,400	63,168
Super Group SGHC Ltd.*	5,000	17,250
United Parks & Resorts, Inc.*	1,200	67,452
		1,021,571
Environmental Control — 0.4%
374Water, Inc.*	2,400	3,024
Casella Waste Systems, Inc., Class A*	1,800	177,966
CECO Environmental Corp.*	1,000	23,020
Energy Recovery, Inc.*	1,800	28,422
Enviri Corp.*	2,500	22,875
LanzaTech Global, Inc.*	900	2,785
Li-Cycle Holdings Corp.*	5,200	5,356
Montrose Environmental Group, Inc.*	900	35,253
Pure Cycle Corp.*	800	7,600
PureCycle Technologies, Inc.*	3,700	23,014
		329,315
Food — 1.3%
B&G Foods, Inc.	2,472	28,280
Beyond Meat, Inc.*	1,800	14,904
Calavo Growers, Inc.	551	15,323
Cal-Maine Foods, Inc.	1,346	79,212
HF Foods Group, Inc.*	1,300	4,550
Ingles Markets, Inc., Class A	404	30,979
J & J Snack Foods Corp.	464	67,076
John B Sanfilippo & Son, Inc.	300	31,776
Krispy Kreme, Inc.	2,900	44,182
Lancaster Colony Corp.	623	129,354
Mission Produce, Inc.*	1,400	16,618
Nathan's Famous, Inc.	100	7,080
Natural Grocers by Vitamin Cottage, Inc.	400	7,220
Seneca Foods Corp., Class A*	111	6,316
SpartanNash Co.	1,130	22,837
Sprouts Farmers Market, Inc.*	3,300	212,784
SunOpta, Inc.*	3,200	21,984
The Chefs' Warehouse, Inc.*	1,150	43,309
The Hain Celestial Group, Inc.*	2,700	21,222
The Simply Good Foods Co.*	2,800	95,284
TreeHouse Foods, Inc.*	1,600	62,320
United Natural Foods, Inc.*	2,000	22,980
Utz Brands, Inc.	2,300	42,412
Village Super Market, Inc., Class A	268	7,667

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
Weis Markets, Inc.	566	$36,450
		1,072,119
Forest Products & Paper — 0.1%
Glatfelter Corp.*	1,359	2,718
Sylvamo Corp.	1,100	67,914
		70,632
Gas — 0.9%
Brookfield Infrastructure Corp., Class A	3,887	140,087
Chesapeake Utilities Corp.	674	72,320
New Jersey Resources Corp.	3,164	135,767
Northwest Natural Holding Co.	1,150	42,803
ONE Gas, Inc.	1,800	116,154
RGC Resources, Inc.	300	6,072
Southwest Gas Holdings, Inc.	1,975	150,357
Spire, Inc.	1,656	101,629
		765,189
Hand & Machine Tools — 0.4%
Cadre Holdings, Inc.	700	25,340
Enerpac Tool Group Corp.	1,706	60,836
Franklin Electric Co., Inc.	1,470	157,011
Kennametal, Inc.	2,500	62,350
Luxfer Holdings PLC	1,000	10,370
		315,907
Healthcare Products — 3.0%
Accuray, Inc.*	3,500	8,645
Adaptive Biotechnologies Corp.*	4,200	13,482
Akoya Biosciences, Inc.*	700	3,283
Alphatec Holdings, Inc.*	2,700	37,233
AngioDynamics, Inc.*	1,158	6,798
Artivion, Inc.*	1,099	23,255
AtriCure, Inc.*	1,500	45,630
Atrion Corp.	48	22,250
Avanos Medical, Inc.*	1,500	29,865
Avita Medical, Inc.*	900	14,427
Axogen, Inc.*	1,200	9,684
Axonics, Inc.*	1,600	110,352
BioLife Solutions, Inc.*	1,100	20,405
Butterfly Network, Inc.*	4,700	5,076
CareDx, Inc.*	1,700	18,003
Castle Biosciences, Inc.*	900	19,935
Cerus Corp.*	6,200	11,718
ClearPoint Neuro, Inc.*	900	6,120
CONMED Corp.	961	76,957
Cutera, Inc.*	600	882
CVRx, Inc.*	400	7,284
Embecta Corp.	1,800	23,886
Glaukos Corp.*	1,515	142,849
Haemonetics Corp.*	1,605	136,987
Inari Medical, Inc.*	1,700	81,566
InfuSystem Holdings, Inc.*	700	5,999
Inmode Ltd.*	2,600	56,186
Inogen, Inc.*	900	7,263
Integer Holdings Corp.*	1,057	123,331
	Number of Shares	Value†

Healthcare Products — (continued)
iRadimed Corp.	200	$8,798
iRhythm Technologies, Inc.*	980	113,680
KORU Medical Systems, Inc.*	1,400	3,304
Lantheus Holdings, Inc.*	2,206	137,301
LeMaitre Vascular, Inc.	600	39,816
LivaNova PLC*	1,700	95,098
MaxCyte, Inc.*	3,100	12,989
Merit Medical Systems, Inc.*	1,775	134,456
MiMedx Group, Inc.*	3,700	28,490
Nautilus Biotechnology, Inc.*	1,600	4,704
Neogen Corp.*	7,038	111,060
Nevro Corp.*	1,257	18,151
OmniAb, Inc.*	2,479	13,436
Omnicell, Inc.*	1,500	43,845
OraSure Technologies, Inc.*	2,201	13,536
Orchestra BioMed Holdings, Inc.*	300	1,581
Orthofix Medical, Inc.*	1,287	18,687
OrthoPediatrics Corp.*	500	14,580
Pacific Biosciences of California, Inc.*	8,100	30,375
Paragon 28, Inc.*	1,300	16,055
Patterson Cos., Inc.	2,600	71,890
PROCEPT BioRobotics Corp.*	1,300	64,246
Pulmonx Corp.*	1,300	12,051
Pulse Biosciences, Inc.*	700	6,097
Quanterix Corp.*	1,200	28,272
Quantum-Si, Inc.*	3,000	5,910
RxSight, Inc.*	900	46,422
Sanara Medtech, Inc.*	100	3,700
Semler Scientific, Inc.*	100	2,921
SI-BONE, Inc.*	1,100	18,007
Silk Road Medical, Inc.*	1,300	23,816
STAAR Surgical Co.*	1,617	61,899
Surmodics, Inc.*	473	13,878
Tactile Systems Technology, Inc.*	900	14,625
TransMedics Group, Inc.*	1,000	73,940
Treace Medical Concepts, Inc.*	1,600	20,880
Twist Bioscience Corp.*	1,888	64,777
UFP Technologies, Inc.*	226	56,997
Utah Medical Products, Inc.	100	7,111
Varex Imaging Corp.*	1,300	23,530
Vicarious Surgical, Inc.*	1,800	543
Zimvie, Inc.*	700	11,543
Zynex, Inc.*	660	8,164
		2,570,512
Healthcare Services — 1.5%
23andMe Holding Co., Class A*	8,800	4,682
Accolade, Inc.*	2,200	23,056
Addus HomeCare Corp.*	500	51,670
Agiliti, Inc.*	1,100	11,132
American Well Corp., Class A*	8,000	6,486
Astrana Health, Inc.*	1,400	58,786
Aveanna Healthcare Holdings, Inc.*	1,400	3,486
BrightSpring Health Services, Inc.*	1,700	18,479
Brookdale Senior Living, Inc.*	6,300	41,643

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — (continued)
CareMax, Inc.*	64	$308
Community Health Systems, Inc.*	4,100	14,350
DocGo, Inc.*	2,400	9,696
Enhabit, Inc.*	1,800	20,970
Fulgent Genetics, Inc.*	700	15,190
HealthEquity, Inc.*	2,700	220,401
Innovage Holding Corp.*	700	3,108
LifeStance Health Group, Inc.*	3,200	19,744
ModivCare, Inc.*	400	9,380
Nano-X Imaging Ltd.*	1,700	16,609
National HealthCare Corp.	406	38,371
OPKO Health, Inc.*	14,501	17,401
Oscar Health, Inc., Class A*	4,900	72,863
P3 Health Partners, Inc.*	800	824
Pediatrix Medical Group, Inc.*	2,900	29,087
Quipt Home Medical Corp.*	1,600	6,992
RadNet, Inc.*	1,900	92,454
Select Medical Holdings Corp.	3,300	99,495
Surgery Partners, Inc.*	2,500	74,575
The Ensign Group, Inc.	1,727	214,873
The Joint Corp.*	500	6,530
The Pennant Group, Inc.*	740	14,526
U.S. Physical Therapy, Inc.	462	52,146
Viemed Healthcare, Inc.*	1,300	12,259
		1,281,572
Home Builders — 2.2%
Beazer Homes USA, Inc.*	924	30,307
Cavco Industries, Inc.*	262	104,554
Century Communities, Inc.	900	86,850
Dream Finders Homes, Inc., Class A*	700	30,611
Forestar Group, Inc.*	560	22,506
Green Brick Partners, Inc.*	800	48,184
Hovnanian Enterprises, Inc., Class A*	146	22,913
Installed Building Products, Inc.	764	197,670
KB Home	2,200	155,936
Landsea Homes Corp.*	300	4,359
LCI Industries	791	97,341
LGI Homes, Inc.*	666	77,502
M/I Homes, Inc.*	836	113,939
MDC Holdings, Inc.	1,959	123,241
Meritage Homes Corp.	1,190	208,797
Skyline Champion Corp.*	1,700	144,517
Taylor Morrison Home Corp.*	3,300	205,161
Tri Pointe Homes, Inc.*	3,100	119,846
Winnebago Industries, Inc.	922	68,228
		1,862,462
Home Furnishings — 0.3%
Daktronics, Inc.*	1,500	14,940
Ethan Allen Interiors, Inc.	728	25,167
Hooker Furnishings Corp.	400	9,604
iRobot Corp.*	871	7,630
MillerKnoll, Inc.	2,428	60,117
Purple Innovation, Inc.	1,700	2,958
Sleep Number Corp.*	772	12,375
	Number of Shares	Value†

Home Furnishings — (continued)
Snap One Holdings Corp.*	400	$3,448
Sonos, Inc.*	3,800	72,428
The Lovesac Co.*	400	9,040
Traeger, Inc.*	700	1,771
Vizio Holding Corp., Class A*	2,200	24,068
VOXX International Corp.*	600	4,896
Xperi, Inc.*	1,501	18,102
		266,544
Household Products & Wares — 0.4%
ACCO Brands Corp.	2,893	16,230
Central Garden & Pet Co.*	300	12,849
Central Garden & Pet Co., Class A*	1,702	62,838
Helen of Troy Ltd.*	766	88,274
Quanex Building Products Corp.	1,025	39,391
WD-40 Co.	434	109,936
		329,518
Insurance — 2.3%
Ambac Financial Group, Inc.*	1,500	23,445
American Coastal Insurance Corp.*	500	5,345
American Equity Investment Life Holding Co.*	2,476	139,201
AMERISAFE, Inc.	608	30,503
BRP Group, Inc., Class A*	1,900	54,986
CNO Financial Group, Inc.	3,593	98,736
Crawford & Co., Class A	300	2,829
Donegal Group, Inc., Class A	383	5,416
eHealth, Inc.*	720	4,342
Employers Holdings, Inc.	882	40,034
Enstar Group Ltd.*	379	117,778
Essent Group Ltd.	3,300	196,383
F&G Annuities & Life, Inc.	600	24,330
Fidelis Insurance Holdings Ltd.	1,900	37,012
Genworth Financial, Inc., Class A*	14,000	90,020
GoHealth, Inc., Class A*	200	2,102
Goosehead Insurance, Inc., Class A*	700	46,634
Greenlight Capital Re Ltd., Class A*	728	9,078
Hamilton Insurance Group Ltd., Class B*	700	9,751
HCI Group, Inc.	200	23,216
Hippo Holdings, Inc.*	132	2,412
Horace Mann Educators Corp.	1,380	51,046
Investors Title Co.	39	6,364
Jackson Financial, Inc., Class A	2,500	165,350
James River Group Holdings Ltd.	1,300	12,090
Kingsway Financial Services, Inc.*	500	4,170
Lemonade, Inc.*	1,700	27,897
Maiden Holdings Ltd.*	3,600	8,100
MBIA, Inc.*	1,700	11,492
Mercury General Corp.	900	46,440
National Western Life Group, Inc., Class A	74	36,405
NI Holdings, Inc.*	200	3,030
NMI Holdings, Inc., Class A*	2,500	80,850
Palomar Holdings, Inc.*	800	67,064

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
ProAssurance Corp.	1,800	$23,148
Safety Insurance Group, Inc.	482	39,615
Selective Insurance Group, Inc.	1,875	204,694
Selectquote, Inc.*	4,300	8,600
SiriusPoint Ltd.*	2,200	27,962
Skyward Specialty Insurance Group, Inc.*	1,000	37,410
Stewart Information Services Corp.	808	52,568
Tiptree, Inc.	700	12,096
Trupanion, Inc.*	1,329	36,694
United Fire Group, Inc.	680	14,804
Universal Insurance Holdings, Inc.	651	13,228
		1,954,670
Internet — 1.7%
1-800-Flowers.com, Inc., Class A*	937	10,148
Allbirds, Inc., Class A*	3,100	2,152
BARK, Inc.*	3,200	3,968
Beyond, Inc.*	1,500	53,865
Blade Air Mobility, Inc.*	1,800	5,130
Bumble, Inc., Class A*	3,100	35,185
Cardlytics, Inc.*	1,100	15,939
Cargurus, Inc.*	3,000	69,240
CarParts.com, Inc.*	1,600	2,592
Cars.com, Inc.*	2,200	37,796
Cogent Communications Holdings, Inc.	1,419	92,703
ContextLogic, Inc., Class A*	620	3,528
Couchbase, Inc.*	1,100	28,941
DHI Group, Inc.*	1,400	3,570
Entravision Communications Corp., Class A	2,500	4,100
ePlus, Inc.*	856	67,230
Eventbrite, Inc., Class A*	2,800	15,344
EverQuote, Inc., Class A*	700	12,992
Figs, Inc., Class A*	4,200	20,916
fuboTV, Inc.*	8,600	13,588
Gambling.com Group Ltd.*	300	2,739
Grindr, Inc.*	1,100	11,143
HealthStream, Inc.	700	18,662
Hims & Hers Health, Inc.*	3,800	58,786
Lands' End, Inc.*	500	5,445
Liquidity Services, Inc.*	735	13,671
Magnite, Inc.*	4,206	45,214
MediaAlpha, Inc., Class A*	847	17,253
Mondee Holdings, Inc.*	1,700	3,927
Nerdy, Inc.*	1,800	5,238
Nextdoor Holdings, Inc.*	5,400	12,150
Open Lending Corp., Class A*	3,100	19,406
Opendoor Technologies, Inc.*	18,100	54,843
OptimizeRx Corp.*	600	7,290
Perficient, Inc.*	1,145	64,452
Q2 Holdings, Inc.*	1,800	94,608
QuinStreet, Inc.*	1,715	30,287
Revolve Group, Inc.*	1,400	29,638
Shutterstock, Inc.	800	36,648
	Number of Shares	Value†

Internet — (continued)
Solo Brands, Inc., Class A*	500	$1,085
Sprinklr, Inc., Class A*	3,200	39,264
Squarespace, Inc., Class A*	1,700	61,948
Stitch Fix, Inc., Class A*	2,600	6,864
TechTarget, Inc.*	900	29,772
TrueCar, Inc.*	3,500	11,865
Tucows, Inc., Class A*	300	5,568
Upwork, Inc.*	4,100	50,266
Vivid Seats, Inc., Class A*	2,400	14,376
Yelp, Inc.*	2,200	86,680
Ziff Davis, Inc.*	1,490	93,930
		1,431,945
Investment Companies — 0.1%
Cannae Holdings, Inc.*	2,200	48,928
Compass Diversified Holdings	2,100	50,547
FTAI Infrastructure, Inc.	2,800	17,584
		117,059
Iron & Steel — 0.7%
ATI, Inc.*	4,100	209,797
Carpenter Technology Corp.	1,600	114,272
Commercial Metals Co.	3,700	217,449
Haynes International, Inc.	364	21,884
Radius Recycling, Inc.	900	19,017
Worthington Steel, Inc.	884	31,691
		614,110
Leisure Time — 0.5%
Acushnet Holdings Corp.	1,000	65,950
Bowlero Corp., Class A	400	5,480
Camping World Holdings, Inc., Class A	1,400	38,990
Clarus Corp.	902	6,089
Escalade, Inc.	400	5,500
Global Business Travel Group I*	1,200	7,212
Johnson Outdoors, Inc., Class A	168	7,746
Life Time Group Holdings, Inc.*	1,600	24,832
Lindblad Expeditions Holdings, Inc.*	1,100	10,263
Livewire Group, Inc.*	500	3,615
Malibu Boats, Inc., Class A*	700	30,296
Marine Products Corp.	188	2,209
MasterCraft Boat Holdings, Inc.*	500	11,860
OneSpaWorld Holdings Ltd.*	2,600	34,398
Topgolf Callaway Brands Corp.*	4,646	75,126
Virgin Galactic Holdings, Inc.*	8,800	13,024
Vista Outdoor, Inc.*	1,900	62,282
Xponential Fitness, Inc., Class A*	800	13,232
		418,104
Lodging — 0.2%
Century Casinos, Inc.*	1,100	3,476
Full House Resorts, Inc.*	1,200	6,684
Hilton Grand Vacations, Inc.*	2,500	118,025
The Marcus Corp.	733	10,453
		138,638

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Construction & Mining — 0.4%
Argan, Inc.	436	$22,035
Astec Industries, Inc.	698	30,510
Babcock & Wilcox Enterprises, Inc.*	2,000	2,260
Bloom Energy Corp., Class A*	6,400	71,936
Hyster-Yale Materials Handling, Inc.	344	22,074
NuScale Power Corp.*	1,500	7,965
Terex Corp.	2,100	135,240
The Manitowoc Co., Inc.*	1,025	14,494
Transphorm, Inc.*	700	3,437
		309,951
Machinery — Diversified — 2.0%
Alamo Group, Inc.	335	76,491
Albany International Corp., Class A	932	87,151
Applied Industrial Technologies, Inc.	1,246	246,147
Cactus, Inc., Class A	2,100	105,189
Chart Industries, Inc.*	1,377	226,820
Columbus McKinnon Corp.	885	39,498
CSW Industrials, Inc.	497	116,596
DXP Enterprises, Inc.*	422	22,674
Eastman Kodak Co.*	1,600	7,920
Gencor Industries, Inc.*	400	6,676
GrafTech International Ltd.	6,600	9,108
Ichor Holdings Ltd.*	900	34,758
Intevac, Inc.*	1,100	4,224
Kadant, Inc.	377	123,694
Lindsay Corp.	346	40,710
Mueller Water Products, Inc., Class A	4,892	78,712
Tennant Co.	536	65,183
The Gorman-Rupp Co.	751	29,702
Thermon Group Holdings, Inc.*	1,100	35,992
Watts Water Technologies, Inc., Class A	887	188,532
Zurn Elkay Water Solutions Corp.	4,800	160,656
		1,706,433
Media — 0.4%
AMC Networks, Inc., Class A*	1,000	12,130
Gannett Co., Inc.*	4,253	10,377
Gray Television, Inc.	3,000	18,960
iHeartMedia, Inc., Class A*	2,900	6,061
Liberty Latin America Ltd., Class A*	1,400	9,758
Liberty Latin America Ltd., Class C*	4,752	33,216
Scholastic Corp.	856	32,280
Sinclair, Inc.	1,000	13,470
Sphere Entertainment Co.*	837	41,080
TEGNA, Inc.	6,400	95,616
The E.W. Scripps Co., Class A*	2,229	8,760
Thryv Holdings, Inc.*	1,000	22,230
Townsquare Media, Inc., Class A	500	5,490
Urban One, Inc.*	600	1,620
WideOpenWest, Inc.*	1,800	6,516
		317,564
Metal Fabricate/Hardware — 0.8%
AZZ, Inc.	776	59,993
Helios Technologies, Inc.	1,059	47,327
	Number of Shares	Value†

Metal Fabricate/Hardware — (continued)
Hillman Solutions Corp.*	6,000	$63,840
Janus International Group, Inc.*	2,700	40,851
Mayville Engineering Co., Inc.*	400	5,732
Metallus, Inc.*	1,400	31,150
Mueller Industries, Inc.	3,576	192,854
Northwest Pipe Co.*	300	10,404
Olympic Steel, Inc.	331	23,461
Omega Flex, Inc.	124	8,795
Park-Ohio Holdings Corp.	300	8,004
Proto Labs, Inc.*	899	32,139
Ryerson Holding Corp.	900	30,150
Standex International Corp.	400	72,888
Tredegar Corp.	761	4,962
Worthington Enterprises, Inc.	984	61,234
Xometry, Inc., Class A*	1,000	16,890
		710,674
Mining — 0.7%
5E Advanced Materials, Inc.*	1,100	1,474
Caledonia Mining Corp. PLC	600	6,642
Centrus Energy Corp., Class A*	400	16,612
Century Aluminum Co.*	1,754	26,994
Coeur Mining, Inc.*	10,028	37,805
Compass Minerals International, Inc.	1,200	18,888
Constellium S.E.*	4,100	90,651
Contango ORE, Inc.*	200	3,970
Dakota Gold Corp.*	1,700	4,029
Encore Energy Corp.*	5,300	23,214
Energy Fuels, Inc.*	5,400	33,966
Ferroglobe PLC(1)	2,414	0
Hecla Mining Co.	20,091	96,638
i-80 Gold Corp.*	7,200	9,648
Ivanhoe Electric, Inc.*	1,800	17,640
Kaiser Aluminum Corp.	516	46,110
Novagold Resources, Inc.*	8,400	25,200
Perpetua Resources Corp.*	1,500	6,240
Piedmont Lithium, Inc.*	600	7,992
United States Lime & Minerals, Inc.	65	19,379
Uranium Energy Corp.*	11,900	80,325
		573,417
Miscellaneous Manufacturing — 1.2%
AMMO, Inc.*	3,600	9,900
Core Molding Technologies, Inc.*	300	5,679
Enpro, Inc.	661	111,557
Fabrinet*	1,190	224,934
Federal Signal Corp.	1,943	164,902
Hillenbrand, Inc.	2,244	112,851
John Bean Technologies Corp.	1,041	109,190
LSB Industries, Inc.*	2,000	17,560
Materion Corp.	657	86,560
Myers Industries, Inc.	1,025	23,749
NL Industries, Inc.	90	660
Park Aerospace Corp.	533	8,864
Sight Sciences, Inc.*	900	4,752
Smith & Wesson Brands, Inc.	1,579	27,411

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Sturm Ruger & Co., Inc.	619	$28,567
Trinity Industries, Inc.	2,600	72,410
		1,009,546
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior S.A., Class E	910	26,954
Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	6,000	25,980
Xerox Holdings Corp.	3,800	68,020
		94,000
Office Furnishings — 0.2%
HNI Corp.	1,504	67,876
Interface, Inc.	1,695	28,510
Steelcase, Inc., Class A	3,131	40,953
		137,339
Oil & Gas — 4.4%
Amplify Energy Corp.*	1,200	7,932
Berry Corp.	2,500	20,125
Borr Drilling Ltd.*	6,700	45,895
California Resources Corp.	2,200	121,220
Chord Energy Corp.	1,325	236,168
Civitas Resources, Inc.	2,594	196,911
CNX Resources Corp.*	4,900	116,228
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.	3,200	29,696
Crescent Energy, Inc., Class A	2,420	28,798
CVR Energy, Inc.	1,000	35,660
Delek US Holdings, Inc.	1,983	60,957
Diamond Offshore Drilling, Inc.*	3,400	46,376
Empire Petroleum Corp.*	200	1,022
Evolution Petroleum Corp.	1,200	7,368
Granite Ridge Resources, Inc.	1,000	6,500
Gulfport Energy Corp.*	349	55,882
Helmerich & Payne, Inc.	3,100	130,386
HighPeak Energy, Inc.	500	7,885
Kosmos Energy Ltd.*	14,500	86,420
Magnolia Oil & Gas Corp., Class A	5,600	145,320
Matador Resources Co.	3,600	240,372
Murphy Oil Corp.	4,600	210,220
Nabors Industries Ltd.*	315	27,131
Noble Corp. PLC	3,600	174,564
Northern Oil & Gas, Inc.	2,800	111,104
Par Pacific Holdings, Inc.*	1,818	67,375
Patterson-UTI Energy, Inc.	11,281	134,695
PBF Energy, Inc., Class A	3,500	201,495
Permian Resources Corp.	14,547	256,900
Riley Exploration Permian, Inc.	200	6,600
Ring Energy, Inc.*	2,800	5,488
SandRidge Energy, Inc.	1,000	14,570
Seadrill Ltd.*	1,400	70,420
SilverBow Resources, Inc.*	600	20,484
Sitio Royalties Corp., Class A	2,714	67,090
SM Energy Co.	3,700	184,445
	Number of Shares	Value†

Oil & Gas — (continued)
Talos Energy, Inc.*	4,200	$58,506
Tellurian, Inc.*	17,900	11,839
VAALCO Energy, Inc.	2,900	20,213
Valaris Ltd.*	1,900	142,994
Vertex Energy, Inc.*	1,800	2,520
Vital Energy, Inc.*	800	42,032
Vitesse Energy, Inc.	900	21,357
W&T Offshore, Inc.	3,543	9,389
Weatherford International PLC*	2,300	265,466
		3,754,018
Oil & Gas Services — 1.3%
Archrock, Inc.	4,400	86,548
Aris Water Solutions, Inc., Class A	900	12,735
Atlas Energy Solutions, Inc.	600	13,572
Bristow Group, Inc.*	766	20,835
ChampionX Corp.	6,300	226,107
Core Laboratories, Inc.	1,500	25,620
DMC Global, Inc.*	600	11,694
DNOW, Inc.*	3,300	50,160
Dril-Quip, Inc.*	1,200	27,036
Expro Group Holdings N.V.*	2,916	58,232
Forum Energy Technologies, Inc.*	400	7,992
Helix Energy Solutions Group, Inc.*	4,801	52,043
KLX Energy Services Holdings, Inc.*	500	3,870
Kodiak Gas Services, Inc.	500	13,670
Liberty Energy, Inc.	5,100	105,672
Mammoth Energy Services, Inc.*	1,000	3,640
Newpark Resources, Inc.*	2,712	19,581
Oceaneering International, Inc.*	3,200	74,880
Oil States International, Inc.*	2,000	12,320
ProFrac Holding Corp., Class A*	900	7,524
ProPetro Holding Corp.*	3,200	25,856
Ranger Energy Services, Inc.	600	6,774
RPC, Inc.	2,800	21,672
SEACOR Marine Holdings, Inc.*	900	12,546
Select Water Solutions, Inc., Class A	2,700	24,921
Solaris Oilfield Infrastructure, Inc., Class A	1,100	9,537
TETRA Technologies, Inc.*	4,400	19,492
Tidewater, Inc.*	1,500	138,000
US Silica Holdings, Inc.*	2,300	28,543
		1,121,072
Packaging and Containers — 0.3%
Clearwater Paper Corp.*	578	25,276
Greif, Inc., Class A	800	55,240
Greif, Inc., Class B	200	13,904
Karat Packaging, Inc.	100	2,861
O-I Glass, Inc.*	5,000	82,950
Pactiv Evergreen, Inc.	1,100	15,752
Ranpak Holdings Corp.*	1,200	9,444
TriMas Corp.	1,295	34,615
		240,042

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — 2.8%
ACELYRIN, Inc.*	2,300	$15,525
Aclaris Therapeutics, Inc.*	2,100	2,604
AdaptHealth Corp.*	2,900	33,379
Agios Pharmaceuticals, Inc.*	1,800	52,632
Alector, Inc.*	1,900	11,438
Alkermes PLC*	5,400	146,178
Amneal Pharmaceuticals, Inc.*	3,637	22,040
Amphastar Pharmaceuticals, Inc.*	1,200	52,692
Amylyx Pharmaceuticals, Inc.*	1,600	4,544
Anika Therapeutics, Inc.*	400	10,160
Arvinas, Inc.*	1,600	66,048
Assertio Holdings, Inc.*	2,100	2,015
BellRing Brands, Inc.*	4,200	247,926
Beyond Air, Inc.*	1,000	1,740
Biote Corp., Class A*	600	3,480
Bioxcel Therapeutics, Inc.*	600	1,692
Catalyst Pharmaceuticals, Inc.*	3,700	58,978
Citius Pharmaceuticals, Inc.*	5,000	4,486
Coherus Biosciences, Inc.*	2,700	6,453
Collegium Pharmaceutical, Inc.*	1,100	42,702
Corcept Therapeutics, Inc.*	2,700	68,013
CorMedix, Inc.*	1,700	7,208
Eagle Pharmaceuticals, Inc.*	400	2,096
Enanta Pharmaceuticals, Inc.*	700	12,222
Enliven Therapeutics, Inc.*	900	15,831
Fennec Pharmaceuticals, Inc.*	700	7,784
Foghorn Therapeutics, Inc.*	800	5,368
Gritstone bio, Inc.*	3,400	8,738
Harmony Biosciences Holdings, Inc.*	1,100	36,938
Harrow, Inc.*	1,000	13,230
Herbalife Ltd.*	3,400	34,170
Heron Therapeutics, Inc.*	3,800	10,526
Immuneering Corp., Class A*	800	2,312
Ironwood Pharmaceuticals, Inc.*	4,361	37,984
KalVista Pharmaceuticals, Inc.*	800	9,488
Kura Oncology, Inc.*	2,300	49,059
Longboard Pharmaceuticals, Inc.*	600	12,960
Lyell Immunopharma, Inc.*	6,000	13,380
Madrigal Pharmaceuticals, Inc.*	468	124,975
MannKind Corp.*	8,701	39,416
Marinus Pharmaceuticals, Inc.*	1,800	16,272
Mirum Pharmaceuticals, Inc.*	800	20,096
Morphic Holding, Inc.*	1,200	42,240
Nature's Sunshine Products, Inc.*	500	10,385
Nuvectis Pharma, Inc.*	300	2,460
Ocular Therapeutix, Inc.*	3,700	33,670
Optinose, Inc.*	3,300	4,818
Option Care Health, Inc.*	5,302	177,829
ORIC Pharmaceuticals, Inc.*	1,100	15,125
Outlook Therapeutics, Inc.*	345	4,119
Owens & Minor, Inc.*	2,276	63,068
Pacira BioSciences, Inc.*	1,400	40,908
PetIQ, Inc.*	1,000	18,280
Phibro Animal Health Corp., Class A	700	9,051
PMV Pharmaceuticals, Inc.*	1,400	2,380
	Number of Shares	Value†

Pharmaceuticals — (continued)
Prestige Consumer Healthcare, Inc.*	1,572	$114,064
Protagonist Therapeutics, Inc.*	1,800	52,074
Reneo Pharmaceuticals, Inc.*	400	664
Revance Therapeutics, Inc.*	2,900	14,268
Rhythm Pharmaceuticals, Inc.*	1,700	73,661
scPharmaceuticals, Inc.*	1,100	5,522
Seres Therapeutics, Inc.*	3,600	2,787
SIGA Technologies, Inc.	1,700	14,552
Summit Therapeutics, Inc.*	3,800	15,732
Supernus Pharmaceuticals, Inc.*	1,500	51,165
Taro Pharmaceutical Industries Ltd.*	300	12,702
Trevi Therapeutics, Inc.*	1,800	6,210
USANA Health Sciences, Inc.*	348	16,878
Vanda Pharmaceuticals, Inc.*	1,941	7,978
Vaxcyte, Inc.*	3,400	232,254
Verrica Pharmaceuticals, Inc.*	900	5,328
Voyager Therapeutics, Inc.*	1,200	11,172
Xeris Biopharma Holdings, Inc.*	4,300	9,503
Y-mAbs Therapeutics, Inc.*	1,200	19,512
		2,425,137
Pipelines — 0.4%
Equitrans Midstream Corp.	14,100	176,109
Excelerate Energy, Inc., Class A	600	9,612
Golar LNG Ltd.	3,200	76,992
Kinetik Holdings, Inc.	1,200	47,844
NextDecade Corp.*	3,000	17,040
		327,597
Private Equity — 0.0%
P10, Inc., Class A	1,600	13,472
Patria Investments Ltd., Class A	1,600	23,744
		37,216
Real Estate — 0.6%
Anywhere Real Estate, Inc.*	3,900	24,102
Compass, Inc., Class A*	8,700	31,320
Cushman & Wakefield PLC*	5,500	57,530
Douglas Elliman, Inc.	2,549	4,027
eXp World Holdings, Inc.	2,400	24,792
FRP Holdings, Inc.*	169	10,377
Kennedy-Wilson Holdings, Inc.	4,081	35,015
Legacy Housing Corp.*	300	6,456
Marcus & Millichap, Inc.	800	27,336
Maui Land & Pineapple Co., Inc.*	300	6,498
McGrath RentCorp	770	94,995
Newmark Group, Inc., Class A	4,400	48,796
RE/MAX Holdings, Inc., Class A	600	5,262
Redfin Corp.*	3,800	25,270
Star Holdings*	446	5,762
Stratus Properties, Inc.*	200	4,566
The RMR Group, Inc., Class A	467	11,208
The St. Joe Co.	1,100	63,767
		487,079
Retail — 4.4%
Abercrombie & Fitch Co., Class A*	1,546	193,760

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Academy Sports & Outdoors, Inc.	2,300	$155,342
American Eagle Outfitters, Inc.	5,800	149,582
America's Car-Mart, Inc.*	190	12,135
Arko Corp.	2,400	13,680
Asbury Automotive Group, Inc.*	670	157,973
Beacon Roofing Supply, Inc.*	1,981	194,178
Big 5 Sporting Goods Corp.	700	2,464
Big Lots, Inc.	1,100	4,763
Biglari Holdings, Inc., Class B*	10	1,897
BJ's Restaurants, Inc.*	720	26,050
Bloomin' Brands, Inc.	2,800	80,304
BlueLinx Holdings, Inc.*	251	32,690
Boot Barn Holdings, Inc.*	900	85,635
Brinker International, Inc.*	1,400	69,552
Build-A-Bear Workshop, Inc.	500	14,935
Caleres, Inc.	1,054	43,246
Carrols Restaurant Group, Inc.	1,000	9,510
Carvana Co.*	3,300	290,103
Chuy's Holdings, Inc.*	600	20,238
Clean Energy Fuels Corp.*	6,000	16,080
Cracker Barrel Old Country Store, Inc.	734	53,384
Dave & Buster's Entertainment, Inc.*	1,000	62,600
Denny's Corp.*	1,452	13,010
Designer Brands, Inc., Class A	1,300	14,209
Destination XL Group, Inc.*	2,000	7,200
Dillard's, Inc., Class A	103	48,579
Dine Brands Global, Inc.	471	21,892
Duluth Holdings, Inc., Class B*	200	980
El Pollo Loco Holdings, Inc.*	600	5,844
EVgo, Inc.*	4,200	10,542
First Watch Restaurant Group, Inc.*	600	14,772
FirstCash Holdings, Inc.	1,186	151,262
Foot Locker, Inc.	2,600	74,100
Genesco, Inc.*	295	8,301
GMS, Inc.*	1,300	126,542
Group 1 Automotive, Inc.	443	129,458
GrowGeneration Corp.*	1,800	5,148
Guess?, Inc.	900	28,323
Haverty Furniture Cos., Inc.	450	15,354
Hibbett, Inc.	355	27,268
J Jill, Inc.*	200	6,394
Jack in the Box, Inc.	614	42,047
Kura Sushi USA, Inc., Class A*	200	23,032
La-Z-Boy, Inc.	1,462	55,000
Lazydays Holdings, Inc.*	500	2,015
Leslie's, Inc.*	5,700	37,050
MarineMax, Inc.*	700	23,282
Movado Group, Inc.	460	12,848
National Vision Holdings, Inc.*	2,400	53,184
Noodles & Co.*	1,200	2,292
Nu Skin Enterprises, Inc., Class A	1,700	23,511
OneWater Marine, Inc., Class A*	400	11,260
Papa John's International, Inc.	1,010	67,266
Patrick Industries, Inc.	675	80,642
PC Connection, Inc.	365	24,064
	Number of Shares	Value†

Retail — (continued)
PetMed Express, Inc.	613	$2,936
Portillo's, Inc., Class A*	1,500	21,270
Potbelly Corp.*	1,000	12,110
PriceSmart, Inc.	831	69,804
Red Robin Gourmet Burgers, Inc.*	600	4,596
Sally Beauty Holdings, Inc.*	3,400	42,228
Savers Value Village, Inc.*	800	15,424
Shake Shack, Inc., Class A*	1,200	124,836
Shoe Carnival, Inc.	516	18,906
Signet Jewelers Ltd.	1,400	140,098
Sonic Automotive, Inc., Class A	434	24,712
Sportsman's Warehouse Holdings, Inc.*	1,300	4,043
Sweetgreen, Inc., Class A*	3,200	80,832
The Buckle, Inc.	1,049	42,243
The Cato Corp., Class A	704	4,062
The Cheesecake Factory, Inc.	1,516	54,803
The Children's Place, Inc.*	294	3,393
The ODP Corp.*	1,070	56,763
The ONE Group Hospitality, Inc.*	800	4,456
Tile Shop Holdings, Inc.*	1,200	8,436
Tilly's, Inc., Class A*	800	5,440
Urban Outfitters, Inc.*	2,000	86,840
Vera Bradley, Inc.*	1,100	7,480
Warby Parker, Inc., Class A*	2,600	35,386
Winmark Corp.	91	32,915
Zumiez, Inc.*	503	7,641
		3,768,425
Savings & Loans — 0.8%
Axos Financial, Inc.*	1,800	97,272
Banc of California, Inc.	4,324	65,768
Berkshire Hills Bancorp, Inc.	1,442	33,051
Brookline Bancorp, Inc.	2,887	28,755
Capitol Federal Financial, Inc.	4,400	26,224
ESSA Bancorp, Inc.	400	7,292
Flushing Financial Corp.	1,038	13,089
FS Bancorp, Inc.	200	6,942
Greene County Bancorp, Inc.	200	5,758
Home Bancorp, Inc.	200	7,662
HomeTrust Bancshares, Inc.	500	13,670
Northfield Bancorp, Inc.	1,093	10,624
Northwest Bancshares, Inc.	4,155	48,406
OceanFirst Financial Corp.	1,810	29,702
Pacific Premier Bancorp, Inc.	3,046	73,104
Provident Financial Services, Inc.	2,474	36,046
Southern Missouri Bancorp, Inc.	300	13,113
The Hingham Institution For Savings	61	10,642
Timberland Bancorp, Inc.	300	8,076
WaFd, Inc.	2,134	61,950
Waterstone Financial, Inc.	400	4,868
WSFS Financial Corp.	1,974	89,106
		691,120
Semiconductors — 2.7%
ACM Research, Inc., Class A*	1,600	46,624
Aehr Test Systems*	900	11,160

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Alpha & Omega Semiconductor Ltd.*	700	$15,428
Ambarella, Inc.*	1,229	62,396
Amkor Technology, Inc.	3,511	113,195
Atomera, Inc.*	600	3,696
Axcelis Technologies, Inc.*	1,059	118,100
CEVA, Inc.*	671	15,238
Cohu, Inc.*	1,524	50,795
Diodes, Inc.*	1,399	98,630
FormFactor, Inc.*	2,529	115,398
Impinj, Inc.*	700	89,887
inTEST Corp.*	400	5,300
Kulicke & Soffa Industries, Inc.	1,800	90,558
MACOM Technology Solutions Holdings, Inc.*	1,722	164,692
MaxLinear, Inc.*	2,443	45,611
Navitas Semiconductor Corp.*	3,700	17,649
Onto Innovation, Inc.*	1,554	281,398
Photronics, Inc.*	1,892	53,581
Power Integrations, Inc.	1,847	132,153
Rambus, Inc.*	3,423	211,576
Richardson Electronics Ltd.	500	4,605
Semtech Corp.*	2,009	55,227
Silicon Laboratories, Inc.*	1,016	146,020
SiTime Corp.*	551	51,370
SkyWater Technology, Inc.*	300	3,051
SMART Global Holdings, Inc.*	1,600	42,112
Synaptics, Inc.*	1,265	123,413
Ultra Clean Holdings, Inc.*	1,400	64,316
Veeco Instruments, Inc.*	1,654	58,171
Vishay Precision Group, Inc.*	400	14,132
		2,305,482
Software — 5.9%
8X8, Inc.*	3,700	9,990
ACI Worldwide, Inc.*	3,427	113,811
ACV Auctions, Inc., Class A*	4,000	75,080
Adeia, Inc.	3,253	35,523
Agilysys, Inc.*	676	56,960
Alignment Healthcare, Inc.*	2,700	13,392
Alkami Technology, Inc.*	1,400	34,398
Altair Engineering, Inc., Class A*	1,700	146,455
American Software, Inc., Class A	1,093	12,515
Amplitude, Inc., Class A*	2,100	22,848
Appfolio, Inc., Class A*	616	151,992
Appian Corp., Class A*	1,375	54,931
Asana, Inc., Class A*	2,600	40,274
Asure Software, Inc.*	700	5,446
AvePoint, Inc.*	5,000	39,600
AvidXchange Holdings, Inc.*	5,000	65,750
Bandwidth, Inc., Class A*	739	13,494
BigCommerce Holdings, Inc.*	2,100	14,469
Blackbaud, Inc.*	1,350	100,089
BlackLine, Inc.*	1,840	118,827
Box, Inc., Class A*	4,500	127,440
Braze, Inc., Class A*	1,700	75,310
	Number of Shares	Value†

Software — (continued)
Brightcove, Inc.*	1,200	$2,328
C3.ai, Inc., Class A*	2,700	73,089
Cerence, Inc.*	1,400	22,050
Clear Secure, Inc., Class A	2,500	53,175
Climb Global Solutions, Inc.	100	7,088
CommVault Systems, Inc.*	1,348	136,728
Consensus Cloud Solutions, Inc.*	667	10,579
CoreCard Corp.*	300	3,315
CS Disco, Inc.*	900	7,317
CSG Systems International, Inc.	981	50,561
Daily Journal Corp.*	41	14,826
Definitive Healthcare Corp.*	1,700	13,719
Digi International, Inc.*	1,057	33,750
Digimarc Corp.*	400	10,872
Digital Turbine Inc*	3,200	8,384
DigitalOcean Holdings, Inc.*	1,900	72,542
Domo, Inc., Class B*	1,100	9,812
Donnelley Financial Solutions, Inc.*	800	49,608
Duolingo, Inc.*	940	207,345
E2open Parent Holdings, Inc.*	4,900	21,756
eGain Corp.*	500	3,225
Enfusion, Inc., Class A*	1,200	11,100
Envestnet, Inc.*	1,613	93,409
Everbridge, Inc.*	1,228	42,771
EverCommerce, Inc.*	600	5,652
Evolent Health, Inc., Class A*	3,500	114,765
Expensify, Inc., Class A*	2,100	3,864
Fastly, Inc., Class A*	4,000	51,880
Freshworks, Inc., Class A*	5,200	94,692
Health Catalyst, Inc.*	1,800	13,554
HireRight Holdings Corp.*	300	4,281
IBEX Holdings Ltd.*	300	4,629
Immersion Corp.	1,200	8,976
Innodata, Inc.*	1,000	6,600
Inspired Entertainment, Inc.*	700	6,902
Instructure Holdings, Inc.*	700	14,966
Intapp, Inc.*	1,300	44,590
IonQ, Inc.*	5,400	53,946
Jamf Holding Corp.*	2,200	40,370
Kaltura, Inc.*	3,300	4,455
LivePerson, Inc.*	2,525	2,518
Matterport, Inc.*	7,600	17,176
MeridianLink, Inc.*	800	14,960
MicroStrategy, Inc., Class A*	475	809,666
Model N, Inc.*	1,300	37,011
Multiplan Corp.*	12,800	10,383
N-able, Inc.*	2,400	31,368
Olo, Inc., Class A*	3,200	17,568
ON24, Inc.	800	5,712
Outbrain, Inc.*	1,000	3,950
Outset Medical, Inc.*	1,700	3,774
PagerDuty, Inc.*	2,700	61,236
PDF Solutions, Inc.*	1,000	33,670
Phreesia, Inc.*	1,800	43,074
Planet Labs PBC*	5,000	12,750

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Playstudios, Inc.*	2,600	$7,228
PowerSchool Holdings, Inc., Class A*	1,700	36,193
Privia Health Group, Inc.*	3,600	70,524
Progress Software Corp.	1,426	76,020
PROS Holdings, Inc.*	1,317	47,846
PubMatic, Inc., Class A*	1,400	33,208
Rackspace Technology, Inc.*	1,800	2,844
Red Violet, Inc.*	300	5,865
Sapiens International Corp. N.V.	900	28,944
Schrodinger, Inc.*	1,800	48,600
SEMrush Holdings, Inc., Class A*	1,200	15,912
Sharecare, Inc.*	10,100	7,752
Simulations Plus, Inc.	500	20,575
Skillsoft Corp.*	135	1,215
SolarWinds Corp.*	1,600	20,192
SoundHound AI, Inc., Class A*	4,500	26,505
Sprout Social, Inc., Class A*	1,518	90,640
SPS Commerce, Inc.*	1,162	214,854
TruBridge, Inc.*	447	4,121
Verint Systems, Inc.*	1,895	62,819
Veritone, Inc.*	1,400	7,364
Verra Mobility Corp.*	4,300	107,371
Viant Technology, Inc., Class A*	400	4,264
Vimeo, Inc.*	4,700	19,223
Weave Communications, Inc.*	1,100	12,628
Workiva, Inc.*	1,600	135,680
Yext, Inc.*	3,400	20,502
Zeta Global Holdings Corp., Class A*	4,300	46,999
Zuora, Inc., Class A*	4,100	37,392
		5,080,161
Telecommunications — 1.2%
A10 Networks, Inc.	2,300	31,487
ADTRAN Holdings, Inc.	2,705	14,715
Anterix, Inc.*	400	13,444
Applied Digital Corp.*	2,400	10,272
AST SpaceMobile, Inc.*	2,300	6,670
ATN International, Inc.	398	12,539
Aviat Networks, Inc.*	400	15,336
BlackSky Technology, Inc.*	4,600	6,256
Calix, Inc.*	1,893	62,772
Cambium Networks Corp.*	400	1,724
Clearfield, Inc.*	500	15,420
CommScope Holding Co., Inc.*	7,200	9,432
Consolidated Communications Holdings, Inc.*	2,571	11,107
Credo Technology Group Holding Ltd.*	3,800	80,522
DigitalBridge Group, Inc.	5,175	99,722
DZS, Inc.*	600	792
EchoStar Corp., Class A*	3,700	52,725
Extreme Networks, Inc.*	4,247	49,010
Globalstar, Inc.*	21,700	31,899
Gogo, Inc.*	2,400	21,072
Harmonic, Inc.*	3,470	46,637
IDT Corp., Class B	400	15,124
	Number of Shares	Value†

Telecommunications — (continued)
Infinera Corp.*	6,594	$39,762
InterDigital, Inc.	794	84,529
KVH Industries, Inc.*	700	3,570
Lumen Technologies, Inc.*	33,500	52,260
Luna Innovations, Inc.*	1,200	3,846
NETGEAR, Inc.*	929	14,650
Ooma, Inc.*	700	5,971
Preformed Line Products Co.	71	9,135
Ribbon Communications, Inc.*	3,143	10,058
Shenandoah Telecommunications Co.	1,518	26,368
Spok Holdings, Inc.	700	11,165
Telephone and Data Systems, Inc.	3,300	52,866
Terran Orbital Corp.*	800	1,048
Viavi Solutions, Inc.*	7,000	63,630
		987,535
Textiles — 0.1%
UniFirst Corp.	466	80,818
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	1,200	7,488
JAKKS Pacific, Inc.*	300	7,410
		14,898
Transportation — 1.5%
Air Transport Services Group, Inc.*	1,485	20,434
ArcBest Corp.	744	106,020
Ardmore Shipping Corp.	1,500	24,630
Costamare, Inc.	1,500	17,025
Covenant Logistics Group, Inc.	300	13,908
CryoPort, Inc.*	1,500	26,550
Daseke, Inc.*	1,300	10,790
DHT Holdings, Inc.	4,400	50,600
Dorian LPG Ltd.	1,032	39,691
Eagle Bulk Shipping, Inc.	314	19,616
FLEX LNG Ltd.	1,000	25,430
Forward Air Corp.	796	24,763
Genco Shipping & Trading Ltd.	1,400	28,462
Golden Ocean Group Ltd.	3,900	50,544
Heartland Express, Inc.	1,567	18,710
Himalaya Shipping Ltd.*	1,200	9,252
Hub Group, Inc., Class A	1,986	85,835
International Seaways, Inc.	1,331	70,809
Marten Transport Ltd.	1,926	35,592
Matson, Inc.	1,100	123,640
Nordic American Tankers Ltd.	7,067	27,703
Overseas Shipholding Group, Inc., Class A	2,200	14,080
PAM Transportation Services, Inc.*	200	3,242
Pangaea Logistics Solutions Ltd.	1,400	9,758
Radiant Logistics, Inc.*	1,000	5,420
RXO, Inc.*	3,700	80,919
Safe Bulkers, Inc.	2,600	12,896
Scorpio Tankers, Inc.	1,540	110,187
SFL Corp. Ltd.	3,784	49,873
Teekay Corp.*	2,000	14,560

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — (continued)
Teekay Tankers Ltd., Class A	800	$46,728
Universal Logistics Holdings, Inc.	200	7,374
Werner Enterprises, Inc.	2,052	80,274
World Kinect Corp.	2,000	52,900
		1,318,215
Trucking and Leasing — 0.2%
GATX Corp.	1,144	153,330
The Greenbrier Cos., Inc.	947	49,339
Willis Lease Finance Corp.*	100	4,962
		207,631
Water — 0.4%
American States Water Co.	1,177	85,026
Artesian Resources Corp., Class A	313	11,615
California Water Service Group	1,866	86,732
Consolidated Water Co., Ltd.	400	11,724
Global Water Resources, Inc.	500	6,420
Middlesex Water Co.	531	27,878
SJW Group	1,032	58,401
The York Water Co.	497	18,026
		305,822
TOTAL COMMON STOCKS (Cost $72,981,364)		80,035,047

REAL ESTATE INVESTMENT TRUSTS — 5.9%
Apartments — 0.3%
Apartment Investment and Management Co., Class A*	4,300	35,217
BRT Apartments Corp.	500	8,400
Centerspace	461	26,342
Elme Communities	3,006	41,843
Independence Realty Trust, Inc.	7,192	116,007
NexPoint Residential Trust, Inc.	800	25,752
		253,561
Diversified — 0.9%
Alexander & Baldwin, Inc.	2,456	40,450
American Assets Trust, Inc.	1,400	30,674
Armada Hoffler Properties, Inc.	2,100	21,840
Broadstone Net Lease, Inc.	6,000	94,020
Claros Mortgage Trust, Inc.	2,900	28,304
Clipper Realty, Inc.	600	2,898
Farmland Partners, Inc.	1,400	15,540
Gladstone Commercial Corp.	1,252	17,328
Gladstone Land Corp.	1,000	13,340
Global Net Lease, Inc.	6,082	47,257
InvenTrust Properties Corp.	2,100	53,991
NexPoint Diversified Real Estate Trust	1,251	8,255
One Liberty Properties, Inc.	510	11,521
Outfront Media, Inc.	4,800	80,592
Postal Realty Trust, Inc., Class A	500	7,160
PotlatchDeltic Corp.	2,574	121,030
Safehold, Inc.	1,435	29,561
UMH Properties, Inc.	1,768	28,712
	Number of Shares	Value†

Diversified — (continued)
Uniti Group, Inc.	7,400	$43,660
Veris Residential, Inc.	2,400	36,504
		732,637
Diversified Financial Services — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,400	96,560
Healthcare — 0.5%
CareTrust REIT, Inc.	3,795	92,484
Community Healthcare Trust, Inc.	800	21,240
Diversified Healthcare Trust	8,600	21,156
Global Medical REIT, Inc.	1,800	15,750
LTC Properties, Inc.	1,317	42,816
National Health Investors, Inc.	1,357	85,260
Sabra Health Care REIT, Inc.	7,393	109,195
Universal Health Realty Income Trust	420	15,418
		403,319
Hotels & Resorts — 0.8%
Apple Hospitality REIT, Inc.	6,900	113,022
Braemar Hotels & Resorts, Inc.	2,800	5,600
Chatham Lodging Trust	1,500	15,165
DiamondRock Hospitality Co.	6,423	61,725
Pebblebrook Hotel Trust	3,693	56,909
RLJ Lodging Trust	5,080	60,046
Ryman Hospitality Properties, Inc.	1,812	209,485
Service Properties Trust	5,500	37,290
Summit Hotel Properties, Inc.	3,400	22,134
Sunstone Hotel Investors, Inc.	6,347	70,706
Xenia Hotels & Resorts, Inc.	3,200	48,032
		700,114
Industrial — 0.4%
Innovative Industrial Properties, Inc.	908	94,014
LXP Industrial Trust	9,215	83,119
Plymouth Industrial REIT, Inc.	1,400	31,500
Terreno Realty Corp.	2,675	177,620
		386,253
Mortgage Banks — 0.9%
AFC Gamma, Inc.	600	7,428
Apollo Commercial Real Estate Finance, Inc.	4,456	49,640
Arbor Realty Trust, Inc.	6,000	79,500
Ares Commercial Real Estate Corp.	1,600	11,920
ARMOUR Residential REIT, Inc.	1,415	27,975
Blackstone Mortgage Trust, Inc., Class A	5,500	109,505
BrightSpire Capital, Inc.	3,900	26,871
Chimera Investment Corp.	7,500	34,575
Dynex Capital, Inc.	1,869	23,269
Ellington Financial, Inc.	2,200	25,982
Franklin BSP Realty Trust, Inc.	2,712	36,232
Granite Point Mortgage Trust, Inc.	1,700	8,109
Invesco Mortgage Capital, Inc.	1,412	13,668
KKR Real Estate Finance Trust, Inc.	2,100	21,126

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Mortgage Banks — (continued)
Ladder Capital Corp.	3,476	$38,688
MFA Financial, Inc.	3,175	36,227
New York Mortgage Trust, Inc.	2,975	21,420
Nexpoint Real Estate Finance, Inc.	300	4,308
Orchid Island Capital, Inc.	1,340	11,966
PennyMac Mortgage Investment Trust	2,592	38,051
Ready Capital Corp.	5,354	48,882
Redwood Trust, Inc.	3,577	22,785
TPG RE Finance Trust, Inc.	2,000	15,440
Two Harbors Investment Corp.	3,000	39,720
		753,287
Office Property — 0.7%
Brandywine Realty Trust	5,500	26,400
City Office REIT, Inc.	1,400	7,294
COPT Defense Properties	3,700	89,429
Douglas Emmett, Inc.	5,300	73,511
Easterly Government Properties, Inc.	3,100	35,681
Empire State Realty Trust, Inc., Class A	4,100	41,533
Equity Commonwealth*	3,400	64,192
Hudson Pacific Properties, Inc.	4,300	27,735
JBG SMITH Properties	2,900	46,545
Office Properties Income Trust	1,669	3,405
Orion Office REIT, Inc.	1,900	6,669
Paramount Group, Inc.	5,800	27,202
Peakstone Realty Trust	1,100	17,743
Piedmont Office Realty Trust, Inc., Class A	4,200	29,526
SL Green Realty Corp.	2,100	115,773
		612,638
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	600	9,462
Real Estate — 0.0%
Angel Oak Mortgage REIT, Inc.	600	6,444
Regional Malls — 0.3%
CBL & Associates Properties, Inc.	900	20,619
Tanger, Inc.	3,300	97,449
The Macerich Co.	6,800	117,164
		235,232
Single Tenant — 0.3%
Alpine Income Property Trust, Inc.	500	7,640
Essential Properties Realty Trust, Inc.	5,000	133,300
Four Corners Property Trust, Inc.	3,000	73,410
Getty Realty Corp.	1,469	40,177
		254,527
Strip Centers — 0.7%
Acadia Realty Trust	2,920	49,669
Alexander's, Inc.	69	14,983
CTO Realty Growth, Inc.	759	12,865
Kite Realty Group Trust	6,949	150,654
NETSTREIT Corp.	2,100	38,577
	Number of Shares	Value†

Strip Centers — (continued)
Phillips Edison & Co., Inc.	3,800	$136,306
Retail Opportunity Investments Corp.	3,800	48,716
Saul Centers, Inc.	351	13,510
SITE Centers Corp.	6,100	89,365
Urban Edge Properties	3,600	62,172
Whitestone REIT	1,400	17,570
		634,387
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,057,355)		5,078,421

RIGHTS — 0.0%
Aduro Biotech CVR*	560	73
Chelsea Therapeutics International Ltd. CVR*	1,600	0
Chinook Therapeutics, Inc.*	2,060	803
CinCor Pharma, Inc.*	800	2,448
Durata Therapeutics CVR Shares*	500	0
Empire Petroleum Corp.*	200	0
OmniAb, Inc.*	191	699
OmniAb, Inc.*	191	610
Resolute Forest Products, Inc.*	1,500	2,130
Tobira Therapeutic, Inc. CVR*	400	1,812
Trius Therapeutics CVR*	1,200	0
TOTAL RIGHTS (Cost $851)		8,575

WARRANTS — 0.0%
Nabors Industries Ltd. Expiration Date 06/11/26*	87	713
Chord Energy Corp. Expiration Date 09/01/24*	204	7,250
Chord Energy Corp. Expiration Date 09/01/25*	102	2,624
TOTAL WARRANTS (Cost $3,666)		10,587

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $556,263)	556,263	556,263
TOTAL INVESTMENTS — 99.9% (Cost $79,599,499)		$85,688,893
Other Assets & Liabilities — 0.1%		47,439
TOTAL NET ASSETS — 100.0%		$85,736,332

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Small Cap Index Fund
(1)	The value of this security was determined using significant unobservable inputs .
CVR— Contingent Valued Rights.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$59,004
Aerospace & Defense	1.0%	768,397
Agriculture	0.3%	275,883
Airlines	0.3%	277,428
Apparel	0.5%	359,341
Auto Manufacturers	0.2%	124,998
Auto Parts & Equipment	1.1%	892,925
Banks	8.4%	6,681,830
Beverages	0.4%	356,750
Biotechnology	8.0%	6,369,182
Building Materials	2.6%	2,092,590
Chemicals	2.1%	1,660,851
Coal	0.7%	541,304
Commercial Services	5.7%	4,579,642
Computers	4.2%	3,328,477
Cosmetics & Personal Care	0.6%	501,795
Distribution & Wholesale	0.7%	566,937
Diversified Financial Services	3.0%	2,368,607
Electric	1.3%	1,045,987
Electrical Components & Equipment	0.9%	728,564
Electronics	2.4%	1,907,438
Energy-Alternate Sources	0.4%	334,113
Engineering & Construction	2.0%	1,614,991
Entertainment	1.3%	1,021,571
Environmental Control	0.4%	329,315
Food	1.3%	1,072,119
Forest Products & Paper	0.1%	70,632
Gas	1.0%	765,189
Hand & Machine Tools	0.4%	315,907
Healthcare Products	3.2%	2,570,512
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Healthcare Services	1.6%	$1,281,572
Home Builders	2.3%	1,862,462
Home Furnishings	0.3%	266,544
Household Products & Wares	0.4%	329,518
Insurance	2.4%	1,954,670
Internet	1.8%	1,431,945
Investment Companies	0.1%	117,059
Iron & Steel	0.8%	614,110
Leisure Time	0.5%	418,104
Lodging	0.2%	138,638
Machinery — Construction & Mining	0.4%	309,951
Machinery — Diversified	2.1%	1,706,433
Media	0.4%	317,564
Metal Fabricate/Hardware	0.9%	710,674
Mining	0.7%	573,417
Miscellaneous Manufacturing	1.3%	1,009,546
Multi-National	0.0%	26,954
Office & Business Equipment	0.1%	94,000
Office Furnishings	0.2%	137,339
Oil & Gas	4.7%	3,754,018
Oil & Gas Services	1.4%	1,121,072
Packaging and Containers	0.3%	240,042
Pharmaceuticals	3.0%	2,425,137
Pipelines	0.4%	327,597
Private Equity	0.0%	37,216
Real Estate	0.6%	487,079
Retail	4.7%	3,768,425
Savings & Loans	0.9%	691,120
Semiconductors	2.9%	2,305,482
Software	6.4%	5,080,161
Telecommunications	1.2%	987,535
Textiles	0.1%	80,818
Toys, Games & Hobbies	0.0%	14,898
Transportation	1.6%	1,318,215
Trucking and Leasing	0.3%	207,631
Water	0.4%	305,822
	100.0%	$80,035,047

Futures contracts held by the Fund at March 31, 2024 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini Russell 2000 Index	06/21/24	5	50	$2,146	$536,475	$8,630	$—
							$8,630	$—